UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

3700 W. Sam Houston PKWAY South, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES Ohio, Inc., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

October 31, 2011

STEWARD FUNDS

Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2011

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Steward Funds for the period ending October 31, 2011. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2011, the Steward Large Cap Enhanced Index Fund returned -8.30% for the Individual class shares and -8.16% for the Institutional class shares. The return for the S&P 500 for the same period was -7.11%. The S&P Pure index component returns were: -6.79% for the S&P 500 Pure Growth and -11.16% for the S&P 500 Pure Value index.

Factors Affecting Performance

At October 31, 2011, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire six month period. Extraordinary events relating to the Euro-zone fiscal problems involving a possible default of Greece along with a politically divided stalemate here in the U.S. that brought a last minute increase in the debt ceiling and a downgrade by Standard and Poor’s of U.S. government bonds have put downward pressure on equity markets. Growth and value style momentum have become more balanced indicating that the economy is in mid-stage of expansion.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher weighted style focused companies such as Netflix Inc. (-64.72%) and Micron Technology, Inc. (-50.62%) were the most significant factors.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2011, the cultural values investment policies had a net slight negative performance impact on the Fund. Companies such as Bristol-Myers Squibb Company (abortion/life ethics) and Johnson & Johnson (abortion/life ethics) substantially outperformed the benchmark with returns of +14.88% and -0.29% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2011, the Steward Small Mid-Cap Enhanced Index Fund returned -11.42% for the Individual class shares and -11.28% for the Institutional class shares. The return for the S&P 1000 for the same period was -11.43%. The S&P Pure index component returns were: -7.88% for the S&P 1000 Pure Growth and -13.49% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At October 31, 2011, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire six month period. Extraordinary events relating to the Euro-zone fiscal problems involving a possible default of Greece along with a politically divided stalemate here in the U.S. that brought a last minute increase in the debt ceiling and a downgrade by Standard and Poor’s of U.S. government bonds have put downward pressure on equity markets. Growth and value style momentum have become more balanced indicating that the economy is in mid-stage of expansion.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined outperformed their non-pure counterparts over the period contributing positively to the Fund’s relative return. The higher weighted style focused companies such as Agilysys, Inc. (+63.27%) and Questcor Pharmaceuticals, Inc. (+98.09%) were the primary factors.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ending October 31, 2011, the cultural values investment policies had a slight positive performance impact on the Fund. Companies such as Community Health Systems Inc. (abortion) and Universal Health Services, Inc. (abortion) substantially underperformed the benchmark with returns of -43.12% and -26.88% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2011, the Steward International Enhanced Index Fund returned -15.55% for the Individual class shares and -15.40% for the Institutional class shares. The return for the S&P ADR Index was -14.85%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -14.35% for the same time period.

Factors Affecting Performance

At October 31, 2011, the Fund’s duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. This allocation change was effective September 8th from the previous neutral market weight of 15% in emerging markets. The continuing fiscal issues facing the Euro-zone countries which involve the funding of the European Financial Stability Facility as well as the eventual recapitalization of the affected banks have outweighed the current slower economic growth prospects facing the emerging market economies. For the six month period ending October 31, 2011, the Fund’s emerging market component slightly outperformed the developed market component positively impacting the overall performance versus its benchmark index.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2011, the cultural values investment policies had a net negative performance impact on the Fund. Companies such as GlaxoSmithKline plc (abortion/life ethics) and British American Tobacco PLC (tobacco) substantially outperformed the benchmark with returns of (+5.08%) and (+5.96%) respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Market Overview

Since our last update, the bond market has continued to post historically low interest rates and the Fed have announced another round of accommodative policy. “Operation Twist” was rolled out which, as hoped, led the Treasury curve to flatten. This news arrived after pledging to keep interest rates low for the next two years. Although inflation is starting to pick-up in areas such as food and energy we are not seeing its influence on interest rates at this time. U.S. Treasuries benefited from a continued flight-to-quality as global economic data remained poor, headline risk persisted, and volatility increased. We expect the economy to continue growing at a slow pace for the remainder of the year. Entering Q4, U.S. corporate fundamentals remain relatively sound across most industries and many issuers are well positioned to withstand a slowdown in economic growth. This is the foundation for our strategy over the past six months as well as going forward.

Fund Performance

For the six months ended October 31, 2011, the Steward Select Bond Fund returned 1.94% for the Individual class shares and 2.13% for the Institutional class shares. For comparison purposes, the Barclays Capital Intermediate U.S. Aggregate Bond Index returned 3.55% for the same period.

Portfolio Positioning

U. S. Treasuries have been outperforming corporate bonds and the Fund has been overweighed in corporates. The duration of individual positions and the overall portfolio was a little longer than the benchmark but the improvement in Treasury pricing during the six month period more than offset the higher coupons of the corporate bonds held in the Fund. With rates as low as they are, we believe that this move by Treasuries will likely reverse itself in the near-term and the higher coupons of the corporate sector will generate greater returns justifying the over allocation to this area.

Forward Strategy

We intend to maintain our strategic direction which includes utilizing an over allocation to corporate bonds. Higher coupons and yields provide elevated long-term returns compared to the Treasury market over the same period. In addition, the Fund intends to maintain duration equal to or longer than the benchmark. We believe it is unlikely that rates will decline to any degree in the near-term. The spread between governments and corporates will continue to fluctuate, but the temporary advantage that governments have will slowly erode as the higher rates earned by the corporate bonds held in the Fund play a strong role to overall value and performance.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ended October 31, 2011, the Steward Global Equity Income Fund returned -5.06% for the Individual class shares and -4.91% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was -7.11%. The return for the global market as represented by the S&P Global 1200 index was -11.40%. The dividend yield on the portfolio as of October 31, 2011 was 3.96%.

Factors Affecting Performance

For the six month period ended October 31, 2011 the equity markets experienced downward pressure driven by two extraordinary events. The combination of a continuing Euro-zone fiscal crisis involving a possible default of Greece along with a political stalemate in the U.S. that brought a last minute increase in the debt ceiling and a downgrade by Standard and Poor’s of U.S. government bonds have negatively impacted global equity markets.

The Fund’s more conservative dividend strategy tends to outperform its benchmark during periods when the market experiences losses and this is no exception. Relative performance for the quarter was primarily driven by individual holdings within portfolio rather than specific sectors. McDonald’s Corp. (+20.26%) reported earnings growth of 15% for the quarter on global sales and raised its estimates on a stronger top-line growth outlook. McDonald’s has raised its dividend every year since first paying a dividend in 1976 and this year continues with a 15% increase. Genuine Parts Co. (+8.80%) which distributes automotive replacement parts, reported records sales and earnings for the third quarter. Mattel, Inc. (+7.54%) shares climbed as sales of merchandise related to the movies Toy Story 3 and Cars 2 along with renewed interest in its traditional Barbie line of dolls have increased revenue. Progress Energy, Inc. (+12.59%) shares rose as shareholders overwhelmingly approved a merger with Duke Energy Corp.

Relative negative performance within the portfolio was reflected in holdings such as Hong Kong based CNOOC Ltd. (-22.09%). Despite solid first half reported earnings and a dividend increase, shares were impacted by the drop in oil prices during the period. The portfolio is also affected relatively when certain non dividend paying companies that are not held such as Apple, Inc. (+15.61%) have periods of significant outperformance.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President
Steward Funds

Claude C. Cody
Portfolio Manager
Steward Funds

Scott Wynant
Senior Vice President
Steward Funds

John Wolf
Portfolio Manager
Steward Funds

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.4%
Computers & Peripherals	5.7
Insurance	4.9
Health Care Providers & Services	4.8
Software	3.5
Specialty Retail	3.4
Food & Staples Retailing	3.2
Diversified Financial Services	3.0
Internet Software & Services	3.0
Food Products	2.9
Multi-Utilities	2.7
Hotels, Restaurants & Leisure	2.4
Semiconductors & Semiconductor Equipment	2.4
Energy Equipment & Services	2.3
Health Care Equipment & Supplies	2.3
Aerospace & Defense	2.2
Electric Utilities	2.1
Machinery	2.1
Commercial Banks	2.0
Beverages	2.0
Chemicals	2.0
Pharmaceuticals	1.9
Media	1.9
Diversified Telecommunication Services	1.9
Communications Equipment	1.8
Household Products	1.6
Biotechnology	1.6
Real Estate Investment Trust	1.5
IT Services	1.5
Industrial Conglomerates	1.5
Capital Markets	1.5
Multiline Retail	1.4
Commercial Services & Supplies	1.4

Industry Diversification (continued)	Percent*
Independent Power Producers & Energy Traders	1.2%
Metals & Mining	1.1
Textiles Apparel & Luxury Goods	1.0
Electronic Equipment & Instruments	1.0
Consumer Finance	1.0
Road & Rail	0.7
Wireless Telecommunication Services	0.7
Air Freight & Logistics	0.6
Household Durables	0.6
Auto Components	0.5
Paper & Forest Products	0.5
Gas Utilities	0.5
Money Market Fund	0.5
Internet & Catalog Retail	0.5
Electrical Equipment	0.3
Personal Products	0.3
Diversified Consumer Services	0.3
Automobiles	0.3
Leisure Equipment & Products	0.3
Containers & Packaging	0.2
Trading Companies & Distributors	0.2
Construction & Engineering	0.2
Office Electronics	0.1
Life Sciences Tools and Services	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Building Products	0.1
Airlines	0.1
Distributors	0.1
Construction Materials	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,570	$229,158
Goodrich Corp.	3,270	401,000
Honeywell International, Inc.	7,280	381,472
L-3 Communications Holdings, Inc.	5,660	383,635
Lockheed Martin Corp.	2,750	208,725
Northrop Grumman Corp.	6,600	381,150
Precision Castparts Corp.	1,850	301,827
Raytheon Co.	3,610	159,526
Rockwell Collins, Inc.	1,360	75,929
The Boeing Co.	6,548	430,793
United Technologies Corp.	8,110	632,418
		3,585,633
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,170	81,233
Expeditors International of Washington, Inc.	1,600	72,960
FedEx Corp.	2,540	207,848
United Parcel Service, Inc., Class B	8,580	602,659
		964,700
AIRLINES (0.1%)
Southwest Airlines Co.	11,360	97,128
AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)	10,940	157,098
Johnson Controls, Inc.	6,100	200,873
O’Reilly Automotive, Inc.(a)	6,750	513,338
		871,309
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	32,220	376,330
Harley-Davidson, Inc.	2,130	82,857
		459,187
BEVERAGES (2.0%)
Coca-Cola Co.	22,210	1,517,387
Coca-Cola Enterprises, Inc.	15,960	428,047
Dr Pepper Snapple Group, Inc.	7,970	298,477
PepsiCo, Inc.	15,031	946,201
		3,190,112
BIOTECHNOLOGY (1.6%)
Amgen, Inc.	10,360	593,317
Biogen Idec, Inc.(a)	6,290	731,905
Celgene Corp.(a)	8,150	528,365
Gilead Sciences, Inc.(a)	14,270	594,488
PerkinElmer, Inc.	2,290	47,334
		2,495,409

	Shares	Value
BUILDING PRODUCTS (0.1%)
Masco Corp.	12,760	$122,496
CAPITAL MARKETS (1.5%)
Ameriprise Financial, Inc.	5,886	274,759
Bank of New York Mellon Corp.	10,841	230,696
BlackRock, Inc.	884	139,486
Charles Schwab Corp.	8,460	103,889
E*TRADE Financial Corp.(a)	1,998	21,678
Federated Investors, Inc., Class B	1,180	23,057
Franklin Resources, Inc.	1,340	142,884
Goldman Sachs Group, Inc.	5,255	575,685
Janus Capital Group, Inc.	2,450	16,072
Legg Mason, Inc.	5,660	155,650
Morgan Stanley	18,670	329,339
Northern Trust Corp.	2,150	87,011
State Street Corp.	4,377	176,787
T. Rowe Price Group, Inc.	2,240	118,362
		2,395,355
CHEMICALS (2.0%)
Air Products & Chemicals, Inc.	2,160	186,062
Airgas, Inc.	810	55,850
CF Industries Holdings, Inc.	3,380	548,473
Dow Chemical Co.	10,490	292,461
E.I. du Pont de Nemours & Co.	9,050	435,033
Ecolab, Inc.	2,530	136,215
FMC Corp.	2,600	205,114
International Flavors & Fragrances, Inc.	3,550	214,988
Monsanto Co.	4,640	337,560
PPG Industries, Inc.	1,680	145,169
Praxair, Inc.	2,990	303,993
The Mosaic Co.	5,160	302,170
		3,163,088
COMMERCIAL BANKS (2.0%)
BB&T Corp.	12,080	281,947
Comerica, Inc.	1,300	33,215
Fifth Third Bancorp	20,970	251,850
First Horizon National Corp.	2,942	20,565
Huntington Bancshares, Inc.	10,320	53,458
KeyCorp	10,390	73,353
M&T Bank Corp.	1,650	125,581
PNC Financial Services Group, Inc.	8,064	433,117
Regions Financial Corp.	30,962	121,681
SunTrust Banks, Inc.	9,880	194,932
U.S. Bancorp	16,830	430,680
Wells Fargo & Co.	44,718	1,158,643
Zions Bancorp	1,310	22,742
		3,201,764

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	1,250	$33,250
Cintas Corp.	1,360	40,650
Equifax, Inc.	1,700	59,755
Iron Mountain, Inc.	2,110	65,262
Leucadia National Corp.	1,950	52,319
Monster Worldwide, Inc.(a)	1,150	10,615
Moody’s Corp.	2,280	80,917
Pitney Bowes, Inc.	3,170	64,605
R.R. Donnelley & Sons Co.	19,460	317,198
Republic Services, Inc., Class A	3,476	98,927
Robert Half International, Inc.	1,250	33,038
SAIC, Inc.(a)	3,140	39,030
Stericycle, Inc.(a)	3,320	277,486
The Dun & Bradstreet Corp.	640	42,790
Total System Services, Inc.	3,631	72,221
Visa, Inc., Class A	7,890	735,821
Waste Management, Inc.	5,980	196,921
		2,220,805
COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	48,560	899,817
Corning, Inc.	14,500	207,205
F5 Networks, Inc.(a)	4,170	433,471
Harris Corp.	1,260	47,565
JDS Uniphase Corp.(a)	20,110	241,320
Juniper Networks, Inc.(a)	14,180	346,985
QUALCOMM, Inc.	13,970	720,852
Tellabs, Inc.	4,204	18,203
		2,915,418
COMPUTERS & PERIPHERALS (5.7%)
Apple Computer, Inc.(a)	9,326	3,774,978
Dell, Inc.(a)	22,460	355,093
EMC Corp.(a)	29,340	719,123
Hewlett-Packard Co.	18,780	499,736
International Business Machines Corp.	11,062	2,042,377
Lexmark International, Inc., Class A(a)	840	26,628
NetApp, Inc.(a)	11,650	477,184
SanDisk Corp.(a)	7,380	373,945
Teradata Corp.(a)	7,790	464,751
Western Digital Corp.(a)	16,090	428,638
		9,162,453
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	1,320	75,042
Quanta Services, Inc.(a)	8,300	173,387
		248,429
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	763	23,874

	Shares	Value
CONSUMER FINANCE (1.0%)
American Express Co.	9,160	$463,679
Capital One Financial Corp.	13,158	600,794
Discover Financial Services	10,950	257,982
SLM Corp.	14,990	204,914
		1,527,369
CONTAINERS & PACKAGING (0.2%)
Ball Corp.	6,280	217,100
Bemis Co., Inc.	1,340	37,667
Owens-Illinois, Inc.(a)	1,490	29,919
Sealed Air Corp.	6,040	107,512
		392,198
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,420	81,551
DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc., Class A(a)	5,120	242,432
DeVry, Inc.	4,760	179,357
H&R Block, Inc.	3,150	48,163
		469,952
DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America Corp.	116,999	799,103
Citigroup, Inc.	30,060	949,595
CME Group, Inc.	564	155,416
IntercontinentalExchange, Inc.(a)	2,650	344,182
Invesco Ltd.	4,630	92,924
JP Morgan Chase & Co.	39,684	1,379,416
MasterCard, Inc., Class A	1,974	685,452
NYSE Euronext	6,530	173,502
The NASDAQ OMX Group, Inc.(a)	10,430	261,272
		4,840,862
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	53,707	1,574,152
CenturyLink, Inc.	6,684	235,678
Frontier Communications Corp.	17,720	110,927
Verizon Communications, Inc.	26,220	969,616
Windstream Corp.	7,334	89,255
		2,979,628
ELECTRIC UTILITIES (2.1%)
American Electric Power Co., Inc.	9,100	357,448
Edison International	8,110	329,266
Entergy Corp.	4,100	283,597
Exelon Corp.	6,660	295,637
FirstEnergy Corp.	13,019	585,334
Northeast Utilities	5,190	179,418
Pepco Holdings, Inc.	22,000	435,600
Pinnacle West Capital Corp.	1,370	62,445
PPL Corp.	5,000	146,850

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Progress Energy, Inc.	6,450	$336,045
Southern Co.	8,170	352,944
		3,364,584
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.	6,440	309,893
Rockwell Automation, Inc.	2,620	177,243
Roper Industries, Inc.	730	59,203
		546,339
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Agilent Technologies, Inc.(a)	6,320	234,282
Amphenol Corp., Class A	4,800	227,952
FLIR Systems, Inc.	8,250	216,975
Jabil Circuit, Inc.	23,790	489,123
Molex, Inc.	1,180	29,134
Stanely Black & Decker, Inc.	1,252	79,940
Waters Corp.(a)	3,170	253,981
		1,531,387
ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes, Inc.	3,749	217,404
Cameron International Corp.(a)	7,850	385,749
Diamond Offshore Drilling, Inc.	4,100	268,714
First Solar, Inc.(a)	1,980	98,545
FMC Technologies, Inc.(a)	9,960	446,407
Halliburton Co.	8,000	298,880
Helmerich & Payne, Inc.	980	52,116
Nabors Industries Ltd.(a)	2,820	51,691
National-Oilwell Varco, Inc.	8,666	618,146
NextEra Energy, Inc.	4,320	243,648
Rowan Cos., Inc.(a)	5,640	194,524
Schlumberger Ltd.	11,719	860,995
		3,736,819
FOOD & STAPLES RETAILING (3.2%)
Costco Wholesale Corp.	7,190	598,568
CVS Corp.	22,415	813,665
Safeway, Inc.	12,740	246,774
SUPERVALU, Inc.	85,300	684,106
SYSCO Corp.	11,240	311,573
The Kroger Co.	18,130	420,253
Wal-Mart Stores, Inc.	19,560	1,109,443
Walgreen Co.	12,140	403,048
Whole Foods Market, Inc.	7,720	556,766
		5,144,196
FOOD PRODUCTS (2.9%)
Archer-Daniels-Midland Co.	22,750	658,385
Campbell Soup Co.	3,660	121,695
ConAgra Foods, Inc.	10,390	263,179
Dean Foods Co.(a)	79,900	776,628
General Mills, Inc.	7,950	306,313

	Shares	Value
H.J. Heinz Co.	4,690	$250,634
Hormel Foods Corp.	3,240	95,483
J.M. Smucker Co.	1,560	120,151
Kellogg Co.	4,020	217,924
Kraft Foods, Inc., Class A	18,100	636,758
McCormick & Co., Inc.	2,240	108,774
Mead Johnson Nutrition Co., Class A	2,360	169,566
Sara Lee Corp.	7,840	139,552
The Hershey Co.	2,530	144,792
Tyson Foods, Inc., Class A	33,830	652,919
		4,662,753
GAS UTILITIES (0.5%)
Nicor, Inc.	3,220	181,125
ONEOK, Inc.	4,770	362,759
Spectra Energy Corp.	8,743	250,312
		794,196
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Baxter International, Inc.	6,560	360,669
Boston Scientific Corp.(a)	29,527	173,914
C.R. Bard, Inc.	1,410	121,189
CareFusion Corp.(a)	8,140	208,384
Covidien PLC	4,870	229,085
DENTSPLY International, Inc.	3,060	113,098
Edwards Lifesciences Corp.(a)	4,620	348,440
Hospira, Inc.(a)	6,210	195,304
Intuitive Surgical, Inc.(a)	1,524	661,203
Medtronic, Inc.	11,030	383,182
St. Jude Medical, Inc.	8,500	331,500
Stryker Corp.	4,300	206,013
Varian Medical Systems, Inc.(a)	4,250	249,560
Zimmer Holdings, Inc.(a)	2,390	125,786
		3,707,327
HEALTH CARE PROVIDERS & SERVICES (4.8%)
Aetna, Inc.	17,230	685,065
AmerisourceBergen Corp.	4,840	197,472
Cardinal Health, Inc.	14,220	629,519
CIGNA Corp.	13,010	576,863
Coventry Health Care, Inc.(a)	23,866	759,177
DaVita, Inc.(a)	1,410	98,700
Express Scripts, Inc.(a)	9,096	415,960
Humana, Inc.	9,890	839,562
Laboratory Corp. of America Holdings(a)	3,490	292,637
McKesson Corp.	9,230	752,707
Medco Health Solutions, Inc.(a)	7,940	435,588
Patterson Cos., Inc.	8,450	265,922
Quest Diagnostics, Inc.	2,310	128,898
UnitedHealth Group, Inc.	16,854	808,824
WellPoint, Inc.	11,680	804,752
		7,691,646

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.4%)
Chipotle Mexican Grill, Inc.(a)	2,291	$770,051
Darden Restaurants, Inc.	7,340	351,439
Marriott International, Inc., Class A	4,024	126,756
McDonald’s Corp.	9,290	862,576
Starbucks Corp.	16,930	716,816
Starwood Hotels & Resorts Worldwide, Inc.	4,590	230,005
Wyndham Worldwide Corp.	11,780	396,633
YUM! Brands, Inc.	8,380	448,917
		3,903,193
HOUSEHOLD DURABLES (0.6%)
D. R. Horton, Inc.	17,896	199,182
Harman International Industries, Inc.	524	22,616
Jacobs Engineering Group, Inc.(a)	6,150	238,620
Leggett & Platt, Inc.	2,030	44,457
Lennar Corp., Class A	1,240	20,510
Newell Rubbermaid, Inc.	3,960	58,608
Pulte Group, Inc.(a)	3,115	16,136
Snap-on, Inc.	330	17,711
Whirlpool Corp.	5,683	288,753
		906,593
HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	2,190	146,598
Colgate-Palmolive Co.	5,100	460,887
Kimberly-Clark Corp.	4,920	342,973
Procter & Gamble Co.	24,931	1,595,335
		2,545,793
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
Constellation Energy Group	25,830	1,025,451
NRG Energy, Inc.(a)	30,590	655,238
The AES Corp.(a)	24,720	277,358
		1,958,047
INDUSTRIAL CONGLOMERATES (1.5%)
3M Co.	6,524	515,526
General Electric Co.	98,010	1,637,747
Textron, Inc.	2,540	49,327
Tyco International Ltd.	4,350	198,143
		2,400,743
INSURANCE (4.9%)
ACE Ltd.	7,670	553,391
AFLAC, Inc.	5,220	235,370
American International Group, Inc.	3,784	93,427
Aon Corp.	2,990	139,394
Assurant, Inc.	13,150	506,801
Berkshire Hathaway, Inc., Class B(a)	15,360	1,195,930
Chubb Corp.	5,880	394,254
Cincinnati Financial Corp.	7,642	221,159

	Shares	Value
Genworth Financial, Inc., Class A(a)	28,480	$181,702
Hartford Financial Services Group, Inc.	24,380	469,315
Lincoln National Corp.	14,106	268,719
Marsh & McLennan Cos., Inc.	5,410	165,654
MetLife, Inc.	14,220	499,975
Principal Financial Group, Inc.	9,250	238,465
Progressive Corp.	7,470	142,005
Prudential Financial, Inc.	10,715	580,753
The Allstate Corp.	17,100	450,414
The Travelers Cos., Inc.	8,570	500,060
Torchmark Corp.	5,565	227,775
Unum Group	18,430	439,371
XL Group PLC	17,290	375,885
		7,879,819
INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	18,410	483,446
Netflix, Inc.(a)	3,008	246,897
		730,343
INTERNET SOFTWARE & SERVICES (3.0%)
Akamai Technologies, Inc.(a)	11,450	308,463
Amazon.com, Inc.(a)	5,873	1,253,944
Google, Inc., Class A(a)	2,617	1,550,939
Priceline.com, Inc.(a)	1,633	829,107
Salesforce.com, Inc.(a)	4,360	580,621
VeriSign, Inc.	2,750	88,248
Yahoo!, Inc.(a)	8,800	137,632
		4,748,954
IT SERVICES (1.5%)
Accenture PLC, Class A	5,540	333,840
Automatic Data Processing, Inc.	5,670	296,711
Cerner Corp.(a)	5,370	340,619
Cognizant Technology Solutions Corp., Class A(a)	9,720	707,130
Computer Sciences Corp.	10,130	318,690
Fidelity National Information Services, Inc.	3,166	82,886
Fiserv, Inc.(a)	1,740	102,434
Paychex, Inc.	4,290	125,011
Western Union Co.	6,860	119,844
		2,427,165
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro, Inc.	7,330	278,980
Mattel, Inc.	4,350	122,844
		401,824
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	4,320	217,166
MACHINERY (2.1%)
Caterpillar, Inc.	5,600	528,976
Cummins, Inc.	3,490	347,010

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Danaher Corp.	4,930	$238,365
Deere & Co.	5,482	416,084
Dover Corp.	1,590	88,293
Eaton Corp.	2,940	131,771
Flowserve Corp.	2,810	260,459
Illinois Tool Works, Inc.	4,630	225,157
Ingersoll-Rand PLC	6,980	217,287
ITT Industries, Inc.	1,550	70,680
Joy Global, Inc.	5,860	510,992
PACCAR, Inc.	3,255	140,746
Pall Corp.	840	42,983
Parker Hannifin Corp.	1,305	106,423
		3,325,226
MARINE (0.1%)
Carnival Corp.	5,240	184,500
MEDIA (1.9%)
Cablevision Systems Corp., Class A	11,550	167,129
CBS Corp., Class B	15,900	410,379
Discovery Communications, Inc., Class A(a)	13,670	594,098
Gannett Co., Inc.	14,050	164,245
Interpublic Group of Cos., Inc.	22,400	212,352
McGraw Hill Cos., Inc.	3,460	147,050
Omnicom Group, Inc.	3,220	143,226
Scripps Networks Interactive, Class A	3,980	169,070
The Walt Disney Co.	16,730	583,542
The Washington Post Co., Class B	581	197,633
Time Warner Cable, Inc.	4,170	265,587
		3,054,311
METALS & MINING (1.1%)
AK Steel Holding Corp.	14,730	122,701
Alcoa, Inc.	17,100	183,996
Allegheny Technologies, Inc.	730	33,872
Cliffs Natural Resources, Inc.	1,200	81,864
Freeport-McMoRan Copper & Gold, Inc., Class B	14,098	567,585
Newmont Mining Corp.	8,320	556,026
Nucor Corp.	2,720	102,762
Titanium Metals Corp.	860	14,405
United States Steel Corp.	1,170	29,671
		1,692,882
MULTI-UTILITIES (2.7%)
Ameren Corp.	13,270	423,048
CenterPoint Energy, Inc.	13,820	288,009
CMS Energy Corp.	11,570	240,887
Consolidated Edison, Inc.	6,350	367,475
Dominion Resources, Inc.	6,154	317,485
DTE Energy Co.	6,710	349,658
Duke Energy Corp.	18,596	379,730
Integrys Energy Group, Inc.	5,538	293,016

	Shares	Value
NiSource, Inc.	20,060	$443,125
PG&E Corp.	4,070	174,603
Public Service Enterprise Group, Inc.	5,236	176,453
SCANA Corp.	4,220	178,422
Sempra Energy	5,140	276,172
TECO Energy, Inc.	4,460	82,822
Wisconsin Energy Corp.	2,100	68,103
Xcel Energy, Inc.	8,520	220,242
		4,279,250
MULTILINE RETAIL (1.4%)
Big Lots, Inc.(a)	530	19,976
Family Dollar Stores, Inc.	4,250	249,177
J.C. Penney Co., Inc.	8,560	274,605
Kohl’s Corp.	2,550	135,176
Macy’s, Inc.	4,182	127,676
Nordstrom, Inc.	8,910	451,648
Sears Holdings Corp.(a)	9,160	716,129
Target Corp.	6,290	344,377
		2,318,764
OFFICE ELECTRONICS (0.1%)
Xerox Corp.	28,085	229,735
OIL, GAS & CONSUMABLE FUELS (8.4%)
Alpha Natural Resources, Inc.(a)	2,170	52,167
Anadarko Petroleum Corp.	4,280	335,980
Apache Corp.	3,340	332,764
Cabot Oil & Gas Corp., Class A	840	65,285
Chesapeake Energy Corp.	5,780	162,534
Chevron Corp.	17,409	1,828,815
ConocoPhillips	15,639	1,089,256
CONSOL Energy, Inc.	4,610	197,124
Denbury Resources, Inc.(a)	3,810	59,817
Devon Energy Corp.	3,720	241,614
El Paso Corp.	6,790	169,818
EOG Resources, Inc.	2,320	207,478
EQT Corp.	1,180	74,930
Exxon Mobil Corp.	41,640	3,251,667
Hess Corp.	4,110	257,122
Marathon Oil Corp.	21,000	546,630
Marathon Petroleum Corp.	7,650	274,635
Murphy Oil Corp.	1,760	97,451
Newfield Exploration Co.(a)	1,060	42,676
Noble Corp.(a)	1,590	57,145
Noble Energy, Inc.	1,490	133,117
Occidental Petroleum Corp.	7,082	658,201
Peabody Energy Corp.	5,250	227,692
Pioneer Natural Resources Co.	4,160	349,024
QEP Resources, Inc.	6,660	236,763
Range Resources Corp.	1,190	81,920
Southwestern Energy Co.(a)	7,940	333,797

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Sunoco, Inc.	7,820	$291,138
Tesoro Corp.(a)	33,460	867,952
Valero Energy Corp.	31,910	784,986
Williams Cos., Inc.	5,660	170,423
		13,479,921
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.	12,650	350,405
MeadWestvaco Corp.	9,030	252,027
Weyerhaeuser Co.	10,731	192,944
		795,376
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	5,290	96,701
The Estee Lauder Cos., Inc., Class A	3,940	387,893
		484,594
PHARMACEUTICALS (1.9%)
Abbott Laboratories	15,950	859,226
Allergan, Inc.	6,530	549,303
Eli Lilly & Co.	16,730	621,687
Forest Laboratories, Inc.(a)	4,870	152,431
Mylan Laboratories, Inc.(a)	20,340	398,054
Watson Pharmaceuticals, Inc.(a)	7,680	515,789
		3,096,490
REAL ESTATE INVESTMENT TRUST (1.5%)
Apartment Investment & Management Co., Class A	1,409	34,760
AvalonBay Communities, Inc.	1,011	135,161
Boston Properties, Inc.	1,590	157,394
CBRE Group, Inc.(a)	10,660	189,535
Equity Residential	2,950	173,106
HCP, Inc.	3,200	127,520
Health Care REIT, Inc.	1,510	79,562
Host Hotels & Resorts, Inc.	7,123	101,645
Kimco Realty Corp.	5,330	93,115
Plum Creek Timber Co., Inc.	1,510	56,867
Prologis, Inc.	2,902	86,363
Public Storage, Inc.	1,547	199,640
Simon Property Group, Inc.	2,935	376,971
Ventas, Inc.	8,930	496,597
Vornado Realty Trust	1,765	146,160
		2,454,396
ROAD & RAIL (0.7%)
CSX Corp.	10,560	234,537
Norfolk Southern Corp.	3,430	253,786
Ryder System, Inc.	5,270	268,454
Union Pacific Corp.	4,400	438,108
		1,194,885
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices, Inc.(a)	33,130	193,148

	Shares	Value
Altera Corp.	6,810	$258,235
Analog Devices, Inc.	6,920	253,064
Applied Materials, Inc.	12,470	153,630
Broadcom Corp., Class A	10,860	391,937
Intel Corp.	48,040	1,178,902
KLA-Tencor Corp.	1,440	67,810
Linear Technology Corp.	7,490	242,002
LSI Logic Corp.(a)	6,630	41,438
MEMC Electronic Materials, Inc.(a)	2,400	14,376
Microchip Technology, Inc.	2,020	73,043
Micron Technology, Inc.(a)	57,150	319,469
Novellus Systems, Inc.(a)	590	20,385
NVIDIA Corp.(a)	4,905	72,594
Teradyne, Inc.(a)	1,870	26,778
Texas Instruments, Inc.	10,670	327,889
Xilinx, Inc.	6,020	201,429
		3,836,129
SOFTWARE (3.5%)
Adobe Systems, Inc.(a)	4,964	145,991
Autodesk, Inc.(a)	2,230	77,158
BMC Software, Inc.(a)	5,940	206,474
CA, Inc.	4,380	94,871
Citrix Systems, Inc.(a)	5,670	412,946
Compuware Corp.(a)	4,460	37,687
Intuit, Inc.	7,650	410,575
Microsoft Corp.	71,300	1,898,719
Oracle Corp.	43,341	1,420,285
Red Hat, Inc.(a)	11,960	593,814
Symantec Corp.(a)	18,062	307,235
		5,605,755
SPECIALTY RETAIL (3.4%)
Abercrombie & Fitch Co., Class A	820	61,008
AutoNation, Inc.(a)	9,690	377,328
AutoZone, Inc.(a)	1,613	521,951
Bed Bath & Beyond, Inc.(a)	6,240	385,881
Best Buy Co., Inc.	2,860	75,018
CarMax, Inc.(a)	9,680	290,981
GameStop Corp., Class A(a)	22,012	562,847
Gap, Inc.	4,720	89,208
Home Depot, Inc.	14,390	515,162
Limited Brands	10,230	436,923
Lowe’s Cos., Inc.	16,510	347,040
Ross Stores, Inc.	5,830	511,466
Staples, Inc.	6,455	96,567
The Sherwin-Williams Co.	960	79,402
Tiffany & Co.	5,260	419,380
TJX Cos., Inc.	7,640	450,225
Urban Outfitters, Inc.(a)	9,300	253,425
		5,473,812

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TEXTILES APPAREL & LUXURY GOODS (1.0%)
Coach, Inc.	10,550	$686,488
NIKE, Inc., Class B	4,250	409,488
Ralph Lauren Corp.	2,420	384,272
VF Corp.	700	96,754
		1,577,002
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	8,330	52,063
People’s United Financial, Inc.	6,930	88,357
		140,420
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,480	94,463
W.W. Grainger, Inc.	1,390	238,121
		332,584
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
American Tower Corp., Class A(a)	8,320	458,432
MetroPCS Communications, Inc.(a)	19,370	164,645
Motorola Mobility Holdings, Inc.(a)	2,437	94,751

	Shares	Value
Motorola Solutions, Inc.	2,951	$138,431
Sprint Corp.(a)	107,442	276,126
		1,132,385
TOTAL COMMON STOCKS		$159,396,024
MONEY MARKET FUND (0.5%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	758,577	758,577
TOTAL MONEY MARKET FUNDS		758,577
TOTAL INVESTMENTS (COST $147,732,840) 100.0%		160,154,601
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		66,264
NET ASSETS 100.0%		$160,220,865
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2011.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small Mid-Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Specialty Retail	6.0%
Real Estate Investment Trust	5.4
Health Care Providers & Services	4.5
Insurance	4.4
Electronic Equipment & Instruments	4.1
Commercial Services & Supplies	4.0
Semiconductors & Semiconductor Equipment	3.7
Software	3.7
Commercial Banks	3.3
Health Care Equipment & Supplies	3.2
Machinery	3.1
Textiles Apparel & Luxury Goods	3.0
Oil, Gas & Consumable Fuels	2.8
Internet Software & Services	2.6
IT Services	2.4
Food Products	2.4
Chemicals	2.4
Hotels, Restaurants & Leisure	2.2
Energy Equipment & Services	1.9
Gas Utilities	1.9
Pharmaceuticals	1.9
Communications Equipment	1.6
Household Durables	1.5
Electric Utilities	1.5
Biotechnology	1.4
Aerospace & Defense	1.3
Diversified Financial Services	1.3
Multi-Utilities	1.2
Road & Rail	1.2
Construction & Engineering	1.2
Metals & Mining	1.2
Diversified Consumer Services	1.1
Electrical Equipment	1.1
Capital Markets	1.1
Media	1.0
Auto Components	1.0

Industry Diversification (continued)	Percent*
Containers & Packaging	1.0%
Leisure Equipment & Products	0.9
Thrifts & Mortgage Finance	0.8
Building Products	0.7
Paper & Forest Products	0.7
Life Sciences Tools and Services	0.7
Household Products	0.7
Computers & Peripherals	0.7
Food & Staples Retailing	0.6
Diversified Telecommunication Services	0.5
Consumer Finance	0.5
Airlines	0.5
Industrial Conglomerates	0.4
Trading Companies & Distributors	0.4
Beverages	0.4
Multiline Retail	0.4
Distributors	0.4
Wireless Telecommunication Services	0.3
Marine	0.3
Personal Products	0.3
Construction Materials	0.2
Radio Broadcasting	0.2
Real Estate Management and Development	0.2
Water Utilities	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.1
Money Market Funds	0.1
Office Electronics	0.1
Auto Parts & Equipment	0.1
Automobiles	0.1
Independent Power Producers & Energy Traders	0.1
Health Care Technology	0.1
Total Investments	100.5%
*	Percentages indicated are based on net assets as of October 31, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (100.4%)
AEROSPACE & DEFENSE (1.3%)
AAR Corp.	3,170	$63,178
Aerovironment, Inc.(a)	680	22,460
Alliant Techsystems, Inc.	2,320	134,746
American Science & Engineering, Inc.	950	64,619
BE Aerospace, Inc.(a)	7,110	268,260
Ceradyne, Inc.(a)	940	31,452
Cubic Corp.	570	26,858
Curtiss-Wright Corp.	3,030	99,324
Esterline Technologies Corp.(a)	1,310	73,229
GenCorp, Inc.(a)	13,010	63,229
Huntington Ingalls Industries, Inc.(a)	1,770	52,215
Moog, Inc., Class A(a)	1,740	67,390
Orbital Sciences Corp.(a)	2,910	44,989
Teledyne Technologies, Inc.(a)	1,400	76,258
Triumph Group, Inc.	3,370	195,797
		1,284,004
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,150	37,662
Hub Group, Inc., Class A(a)	1,400	43,764
UTI Worldwide, Inc.	3,290	48,067
		129,493
AIRLINES (0.5%)
Alaska Air Group, Inc.(a)	1,440	95,803
Allegiant Travel Co.(a)	2,050	106,518
JetBlue Airways Corp.(a)	15,540	69,619
SkyWest, Inc.	12,620	169,235
		441,175
AUTO COMPONENTS (1.0%)
BorgWarner, Inc.(a)	4,130	315,904
Drew Industries, Inc.	770	18,503
Gentex Corp.	6,330	190,660
LKQ Corp.(a)	9,930	289,757
Standard Motor Products, Inc.	7,580	117,869
Superior Industries International, Inc.	1,050	19,204
		951,897
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	16,880	82,712
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,890	49,972
Winnebago Industries, Inc.(a)	1,130	9,198
		59,170
BEVERAGES (0.4%)
Hansen Natural Corp.(a)	4,260	379,523
BIOTECHNOLOGY (1.4%)
ArQule, Inc.(a)	23,330	135,547
Emergent Biosolutions, Inc.(a)	770	14,522
Neogen Corp.(a)	3,315	128,125
Questcor Pharmaceuticals, Inc.(a)	8,090	328,535
Regeneron Pharmaceuticals, Inc.(a)	5,540	306,362

	Shares	Value
Savient Pharmaceuticals, Inc.(a)	2,880	$10,800
United Therapeutics Corp.(a)	3,330	145,621
Vertex Pharmaceuticals, Inc.(a)	7,770	307,614
		1,377,126
BUILDING PRODUCTS (0.7%)
AAON, Inc.	615	13,020
Apogee Enterprises, Inc.	9,350	102,102
Comfort Systems USA, Inc.	8,330	91,630
Eagle Materials, Inc.	1,730	35,603
Fortune Brands Home & Security, Inc.(a)	5,370	78,026
Griffon Corp.(a)	6,050	57,293
Lennox International, Inc.	2,000	64,380
Lumber Liquidators Holdings, Inc.(a)	6,080	91,018
NCI Building Systems, Inc.(a)	744	6,778
Quanex Building Products Corp.	1,535	22,641
Simpson Manufacturing Co., Inc.	1,540	47,216
Universal Forest Products, Inc.	3,810	106,947
		716,654
CAPITAL MARKETS (1.1%)
Apollo Investment Corp.	9,930	82,220
Eaton Vance Corp.	4,380	115,150
Financial Engines, Inc.(a)	1,160	26,344
Investment Technology Group, Inc.(a)	6,810	77,702
Jefferies Group, Inc.	5,400	71,604
Piper Jaffray Cos., Inc.(a)	4,130	85,739
Prospect Capital Corp.	4,450	42,587
Raymond James Financial, Inc.	3,920	119,050
SEI Investments Co.	5,560	90,016
SWS Group, Inc.	36,355	200,316
Waddell & Reed Financial, Inc., Class A	4,590	127,281
		1,038,009
CHEMICALS (2.4%)
A. Schulman, Inc.	5,920	124,971
Albemarle Corp.	3,970	211,561
American Vanguard Corp.	550	6,804
Ashland, Inc.	5,370	284,395
Balchem Corp.	3,735	137,709
Cabot Corp.	3,430	103,517
Cytec Industries, Inc.	2,040	91,127
H.B. Fuller Co.	1,950	41,906
Hawkins, Inc.	3,190	122,113
Intrepid Potash, Inc.(a)	3,980	110,763
Kraton Performance Polymers, Inc.(a)	1,260	24,797
Minerals Technologies, Inc.	790	43,324
NewMarket Corp.	1,315	255,294
Olin Corp.	4,520	85,247
OM Group, Inc.(a)	1,400	40,474
PolyOne Corp.	4,040	45,208
Quaker Chemical Corp.	1,800	62,622
RPM International, Inc.	5,040	113,249
Sensient Technologies Corp.	2,070	76,507
Stepan Co.	950	73,426
The Scotts Miracle-Gro Co., Class A	1,720	83,437
The Valspar Corp.	3,690	128,670

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Zep, Inc.	775	$11,811
		2,278,932
COMMERCIAL BANKS (3.3%)
Associated Bancorp	9,380	104,587
BancorpSouth, Inc.	7,370	72,005
Bank of Hawaii Corp.	2,210	93,328
Bank of the Ozarks, Inc.	1,260	31,336
Boston Private Financial Holdings, Inc.	6,620	50,180
Cathay General Bancorp	3,010	42,110
City Holding Co.	820	26,945
City National Corp.	2,540	107,747
Columbia Banking System, Inc.	1,480	28,224
Commerce Bancshares, Inc.	3,119	121,017
Community Bank System, Inc.	1,360	34,762
Cullen/Frost Bankers, Inc.	2,900	142,216
East West Bancorp, Inc.	5,560	108,253
F.N.B. Corp.	3,900	39,351
First BanCorp(a)	10,952	38,989
First Commonwealth Financial Corp.	6,610	30,472
First Financial Bancorp	2,060	33,784
First Financial Bankshares, Inc.	1,245	39,541
First Midwest Bancorp, Inc.	6,570	59,196
FirstMerit Corp.	4,390	61,504
Fulton Financial Corp.	11,010	103,934
Glacier Bancorp, Inc.	2,550	28,942
Hancock Holding Co.	4,789	145,107
Hanmi Financial Corp.(a)	34,150	34,150
Home Bancshares, Inc.	803	18,830
Independent Bank Corp. – Massachusetts	980	25,402
International Bancshares Corp.	5,000	90,600
Nara Bancorp, Inc.(a)	1,910	16,197
National Penn Bancshares, Inc.	7,010	54,678
NBT Bancorp, Inc.	1,270	27,330
Old National Bancorp	3,340	38,644
PacWest Bancorp	1,180	20,815
Pinnacle Financial Partners, Inc.(a)	4,140	62,141
PrivateBancorp, Inc.	4,110	44,799
Prosperity Bancshares, Inc.	2,090	80,444
S&T Bancorp, Inc.	920	17,176
Signature Bank(a)	2,390	133,242
Simmons First National Corp., Class A	910	23,624
Sterling Bancorp	2,190	18,068
Susquehanna Bancshares, Inc.	13,570	98,518
SVB Financial Group(a)	2,000	91,880
Synovus Financial Corp.	38,710	58,065
TCF Financial Corp.	5,340	56,818
Texas Capital Bancshares, Inc.(a)	1,280	35,840
Tompkins Financial Corp.	749	29,533
Trustmark Corp.	2,330	51,586
UMB Financial Corp.	1,410	51,987
Umpqua Holdings Corp.	4,950	56,677
United Bankshares, Inc.	1,670	39,646
United Community Banks, Inc.(a)	8,482	62,682

	Shares	Value
Valley National Bancorp	6,440	$77,280
Westamerica Bancorp	1,460	65,437
Wilshire Bancorp, Inc.(a)	5,080	17,374
Wintrust Financial Corp.	4,510	130,249
		3,173,242
COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Industries, Inc.	5,250	106,155
Brady Corp.	2,040	62,669
CDI Corp.	3,400	44,642
Clean Harbors, Inc.(a)	1,650	96,145
Coinstar, Inc.(a)	3,370	160,884
Consolidated Graphics, Inc.(a)	2,230	101,599
Copart, Inc.(a)	3,770	164,183
Corrections Corp. of America(a)	4,300	95,589
Darling International, Inc.(a)	11,290	158,286
Deluxe Corp.	2,060	48,657
Exponent, Inc.(a)	2,030	97,805
Forrester Research, Inc.	1,630	58,370
FTI Consulting, Inc.(a)	1,880	74,091
G & K Services, Inc., Class A	3,120	94,723
Healthcare Services Group, Inc.	4,903	85,058
Heartland Payment Systems, Inc.	1,770	38,515
Heidrick & Struggles International, Inc.	620	12,264
Herman Miller, Inc.	2,330	48,115
HMS Holdings Corp.(a)	6,450	157,638
HNI Corp.	1,690	40,645
Insperity, Inc.	830	21,397
Kelly Services, Inc., Class A	4,530	74,066
Korn/Ferry International, Inc.(a)	1,800	28,746
Landauer, Inc.	330	16,913
Lender Processing Services, Inc.	6,210	108,985
Manpower, Inc.	4,910	211,817
Mine Safety Appliances Co.	1,360	45,628
Mobile Mini, Inc.(a)	1,420	25,759
Monro Muffler Brake, Inc.	3,695	137,048
Navigant Consulting, Inc.(a)	11,460	129,842
On Assignment, Inc.(a)	7,700	83,083
Resources Connection, Inc.	720	7,985
Rollins, Inc.	3,800	82,764
School Specialty, Inc.(a)	16,640	127,296
Standard Register Co.	10,500	27,195
TeleTech Holdings, Inc.(a)	1,280	22,374
Tetra Tech, Inc.(a)	2,520	55,012
The Brink’s Co.	5,050	140,339
The Corporate Executive Board Co.	1,320	48,299
The Geo Group, Inc.(a)	2,490	45,393
Towers Watson & Co., Class A	1,930	126,801
TrueBlue, Inc.(a)	1,720	22,738
United Stationers, Inc.	4,530	144,099
Viad Corp.	780	16,325
Waste Connections, Inc.	4,812	163,849
Wright Express Corp.(a)	3,890	182,363
		3,842,149

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (1.6%)
ADTRAN, Inc.	3,870	$130,032
Arris Group, Inc.(a)	7,069	76,062
Bel Fuse, Inc.	390	6,973
Belden CDT, Inc.	1,750	56,490
Black Box Corp.	2,970	83,130
Blue Coat Systems, Inc.(a)	7,090	114,149
Ciena Corp.(a)	3,470	45,735
Comtech Telecommunications Corp.	1,960	64,896
Digi International, Inc.(a)	3,500	44,765
Dycom Industries, Inc.(a)	5,090	98,899
Harmonic, Inc.(a)	3,270	17,985
NETGEAR, Inc.(a)	3,050	108,153
Network Equipment Technologies, Inc.(a)	920	1,757
Oplink Communications, Inc.(a)	5,520	89,534
PCTEL, Inc.(a)	750	5,430
Plantronics, Inc.	1,770	59,136
Polycom, Inc.(a)	9,960	164,639
Riverbed Technology, Inc.(a)	9,530	262,837
Symmetricom, Inc.(a)	3,490	17,974
Tekelec(a)	2,450	24,059
ViaSat, Inc.(a)	2,430	103,494
		1,576,129
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	1,120	6,944
Diebold, Inc.	2,490	80,377
Intermec, Inc.(a)	1,950	15,736
LivePerson, Inc.(a)	11,190	140,882
NCI, Inc., Class A(a)	310	4,232
NCR Corp.(a)	6,270	119,381
Novatel Wireless, Inc.(a)	14,640	58,121
Stratasys, Inc.(a)	2,380	66,735
Super Micro Computer, Inc.(a)	750	12,000
Synaptics, Inc.(a)	3,980	134,484
		638,892
CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	7,680	160,666
Aegion Corp.(a)	1,470	21,741
EMCOR Group, Inc.	6,700	167,969
Granite Construction, Inc.	4,760	107,100
KBR, Inc.	8,830	246,445
Orion Marine Group, Inc.(a)	6,730	45,697
Shaw Group, Inc.(a)	5,400	125,604
URS Corp.(a)	7,210	257,397
		1,132,619
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	12,310	21,665
Martin Marietta Materials, Inc.	2,040	147,227
Texas Industries, Inc.	1,310	39,300
		208,192
CONSUMER FINANCE (0.5%)
Cash America International, Inc.	2,920	159,870
First Cash Financial Services, Inc.(a)	3,250	134,875

	Shares	Value
World Acceptance Corp.(a)	2,730	$184,685
		479,430
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	2,460	118,006
Greif, Inc., Class A	1,240	55,527
Myers Industries, Inc.	6,220	76,008
Packaging Corp. of America	4,370	113,970
Rock-Tenn Co., Class A	2,760	163,365
Silgan Holdings, Inc.	2,000	75,080
Sonoco Products Co.	4,320	135,605
Temple-Inland, Inc.	5,910	187,997
		925,558
DISTRIBUTORS (0.4%)
Audiovox Corp., Class A(a)	25,440	180,878
MWI Veterinary Supply, Inc.(a)	2,120	160,060
		340,938
DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education, Inc.(a)	2,280	81,647
Capella Education Co.(a)	1,700	59,177
Career Education Corp.(a)	4,130	66,617
Corinthian Colleges, Inc.(a)	38,790	74,089
Hillenbrand, Inc.	3,270	69,030
Interval Leisure Group, Inc.(a)	9,330	128,847
ITT Educational Services, Inc.(a)	1,655	102,544
Lincoln Educational Services Corp.	640	5,984
Matthews International Corp., Class A	1,270	44,628
NutriSystem, Inc.	1,330	16,439
Regis Corp.	8,030	131,371
Service Corp. International	11,460	114,600
Sotheby’s	2,580	90,867
Strayer Education, Inc.	812	69,190
Universal Technical Institute, Inc.(a)	2,870	40,984
		1,096,014
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Affiliated Managers Group, Inc.(a)	2,120	196,333
Calamos Asset Management, Inc., Class A	270	3,372
Cardtronics, Inc.(a)	5,200	129,636
CoreLogic, Inc.(a)	15,600	189,852
Encore Capital Group, Inc.(a)	540	14,629
EZCORP, Inc., Class A(a)	4,850	134,733
Greenhill & Co., Inc.	1,380	52,136
Interactive Brokers Group, Inc., Class A	3,760	57,829
MSCI, Inc., Class A(a)	5,740	191,659
National Financial Partners Corp.(a)	1,860	25,426
Portfolio Recovery Associates, Inc.(a)	1,760	123,446
Provident Financial Services, Inc.	1,230	15,929
Stifel Financial Corp.(a)	3,285	104,693
		1,239,673
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	2,070	78,556
Cincinnati Bell, Inc.(a)	12,990	41,828
General Communication, Inc., Class A(a)	1,510	14,270
NeuStar, Inc., Class A(a)	4,710	149,731

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
tw telecom, Inc.(a)	10,560	$195,360
		479,745
ELECTRIC UTILITIES (1.5%)
ALLETE, Inc.	1,240	48,992
Central Vermont Public Service Corp.	4,010	141,834
Cleco Corp.	2,370	87,382
DPL, Inc.	5,000	151,750
El Paso Electric Co.	1,610	51,568
Great Plains Energy, Inc.	8,351	173,200
Hawaiian Electric Industries, Inc.	5,120	129,690
IDACORP, Inc.	2,560	103,373
NorthWestern Corp.	2,250	77,513
NV Energy, Inc.	13,010	208,680
UIL Holdings Corp.	1,900	64,752
Unisource Energy Corp.	1,530	57,038
Westar Energy, Inc.	4,990	136,027
		1,431,799
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	1,385	51,467
Acuity Brands, Inc.	1,730	80,099
AMETEK, Inc.	5,965	235,737
AZZ, Inc.	510	22,777
Encore Wire Corp.	820	21,796
General Cable Corp.(a)	2,170	60,847
Hubbell, Inc., Class B	2,290	136,919
Powell Industries, Inc.(a)	1,940	65,203
REGAL-BELOIT Corp.	1,710	90,852
Rofin-Sinar Technologies, Inc.(a)	1,040	27,040
Thomas & Betts Corp.(a)	2,050	101,864
Vicor Corp.	5,810	53,161
Woodward, Inc.	3,540	119,935
		1,067,697
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys, Inc.(a)	38,910	330,346
Anixter International, Inc.(a)	2,000	117,380
Arrow Electronics, Inc.(a)	8,050	290,203
Avnet, Inc.(a)	9,640	292,188
Badger Meter, Inc.	570	18,662
Benchmark Electronics, Inc.(a)	7,160	98,378
Brightpoint, Inc.(a)	12,160	123,424
Checkpoint Systems, Inc.(a)	1,600	21,200
Cognex Corp.	1,460	49,479
CTS Corp.	2,080	19,302
Daktronics, Inc.	1,550	15,655
DTS, Inc.(a)	2,000	56,180
Electro Scientific Industries, Inc.(a)	1,040	12,782
ESCO Technologies, Inc.	960	29,347
FARO Technologies, Inc.(a)	540	22,561
II-VI, Inc.(a)	4,060	77,181
Ingram Micro, Inc.(a)	14,320	256,042
Insight Enterprises, Inc.(a)	11,360	191,984
Itron, Inc.(a)	1,670	61,439
Littelfuse, Inc.	1,750	85,680
LoJack Corp.(a)	2,070	6,872

	Shares	Value
Measurement Specialties, Inc.(a)	2,790	$87,076
Mercury Computer Systems, Inc.(a)	6,200	90,520
Methode Electronics, Inc.	1,800	16,722
Mettler-Toledo International, Inc.(a)	1,405	215,808
MTS Systems Corp.	490	17,968
National Instruments Corp.	3,165	84,537
Newport Corp.(a)	1,250	17,313
Park Electrochemical Corp.	700	19,810
Plexus Corp.(a)	1,520	39,064
Pulse Electronics Corp.	3,420	12,073
RadiSys Corp.(a)	900	5,274
Rogers Corp.(a)	610	26,334
Rovi Corp.(a)	5,303	262,711
ScanSource, Inc.(a)	3,690	128,264
SYNNEX Corp.(a)	5,690	164,270
Tech Data Corp.(a)	5,200	255,736
Trimble Navigation Ltd.(a)	4,420	178,612
TTM Technologies, Inc.(a)	9,270	103,546
Vishay Intertechnology, Inc.(a)	6,320	67,940
		3,969,863
ENERGY EQUIPMENT & SERVICES (1.9%)
Atwood Oceanics, Inc.(a)	4,640	198,314
Basic Energy Services, Inc.(a)	930	17,056
Bristow Group, Inc.	2,160	107,525
CARBO Ceramics, Inc.	1,100	149,435
Dril-Quip, Inc.(a)	2,440	158,844
Exterran Holdings, Inc.(a)	4,160	39,520
Gulf Island Fabrication, Inc.	470	13,089
Helix Energy Solutions Group, Inc.(a)	8,290	149,717
ION Geophysical Corp.(a)	6,100	46,482
Lufkin Industries, Inc.	1,100	64,999
Matrix Service Co.(a)	5,020	53,312
Oceaneering International, Inc.	6,500	271,895
OYO Geospace Corp.(a)	200	15,716
Patterson-UTI Energy, Inc.	5,790	117,653
SEACOR Holdings, Inc.	920	78,338
Superior Energy Services, Inc.(a)	2,970	83,516
TETRA Technologies, Inc.(a)	5,550	52,725
Tidewater, Inc.	3,020	148,675
Unit Corp.(a)	1,610	78,987
		1,845,798
FOOD & STAPLES RETAILING (0.6%)
Casey’s General Stores, Inc.	2,300	113,965
Nash Finch Co.	3,670	96,594
Ruddick Corp.	3,710	162,164
Spartan Stores, Inc.	8,220	140,727
United Natural Foods, Inc.(a)	1,880	68,639
		582,089
FOOD PRODUCTS (2.4%)
B&G Foods, Inc.	1,100	23,342
Cal-Maine Foods, Inc.	730	24,324
Calavo Growers, Inc.	3,930	88,700
Corn Products International, Inc.	2,970	144,045
Diamond Foods, Inc.	820	53,915

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Flowers Foods, Inc.	4,852	$97,962
Green Mountain Coffee Roasters, Inc.(a)	8,170	531,214
Hain Celestial Group, Inc.(a)	1,790	60,072
J & J Snack Foods Corp.	570	29,395
Lancaster Colony Corp.	770	51,220
Peet’s Coffee & Tea, Inc.(a)	2,280	145,282
Ralcorp Holdings, Inc.(a)	3,020	244,137
Sanderson Farms, Inc.	2,050	101,475
Seneca Foods Corp., Class A(a)	7,750	163,138
Smithfield Foods, Inc.(a)	13,540	309,524
Snyders-Lance, Inc.	1,860	39,469
Tootsie Roll Industries, Inc.	1,069	26,479
TreeHouse Foods, Inc.(a)	3,130	191,994
		2,325,687
GAS UTILITIES (1.9%)
AGL Resources, Inc.	3,080	129,175
Atmos Energy Corp.	5,320	182,582
Energen Corp.	2,770	135,896
National Fuel Gas Co.	3,140	192,451
New Jersey Resources Corp.	1,560	73,351
Northwest Natural Gas Co.	980	45,786
Piedmont Natural Gas Co., Inc.	3,040	99,378
Questar Corp.	10,800	208,116
South Jersey Industries, Inc.	850	47,863
Southern Union Co.	6,070	255,122
Southwest Gas Corp.	2,450	96,726
The Laclede Group, Inc.	2,440	97,893
UGI Corp.	5,640	161,699
WGL Holdings, Inc.	2,790	119,440
		1,845,478
HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Abaxis, Inc.(a)	3,610	101,297
Align Technology, Inc.(a)	8,030	184,931
Allscripts Healthcare Solutions, Inc.(a)	13,636	261,129
Analogic Corp.	580	31,366
Bio-Rad Laboratories, Inc., Class A(a)	860	85,613
Cantel Medical Corp.	590	16,284
CONMED Corp.(a)	2,600	68,302
Cyberonics, Inc.(a)	3,490	100,512
Gen-Probe, Inc.(a)	2,640	158,664
Greatbatch, Inc.(a)	1,050	23,446
Haemonetics Corp.(a)	1,790	109,100
Hanger Orthopedic Group, Inc.(a)	1,530	26,576
Hill-Rom Holdings, Inc.	2,440	82,155
Hologic, Inc.(a)	10,080	162,490
ICU Medical, Inc.(a)	550	21,621
IDEXX Laboratories, Inc.(a)	3,140	226,049
Integra LifeSciences Holdings(a)	2,630	84,318
Invacare Corp.	3,710	83,289
Kensey Nash Corp.(a)	2,380	63,974
Kinetic Concepts, Inc.(a)	3,690	252,359
Masimo Corp.	2,330	48,184
Meridian Bioscience, Inc.	1,840	33,525

	Shares	Value
Merit Medical Systems, Inc.(a)	1,625	$21,808
Natus Medical, Inc.(a)	1,460	12,556
NuVasive, Inc.(a)	3,080	45,646
OSI Systems, Inc.(a)	2,860	126,698
Palomar Medical Technologies, Inc.(a)	890	7,574
ResMed, Inc.(a)	8,410	238,003
SonoSite, Inc.(a)	600	18,594
STERIS Corp.	2,420	74,972
SurModics, Inc.(a)	910	9,591
Symmetry Medical, Inc.(a)	6,800	61,812
Thoratec Corp.(a)	4,410	161,009
West Pharmaceutical Services, Inc.	1,390	54,029
Zoll Medical Corp.(a)	1,690	63,899
		3,121,375
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Air Methods Corp.(a)	2,780	224,680
Almost Family, Inc.(a)	2,640	49,210
Amedisys, Inc.(a)	4,909	64,455
AMERIGROUP Corp.(a)	2,150	119,605
AMN Healthcare Services, Inc.(a)	3,190	15,121
AmSurg Corp.(a)	4,530	114,745
Bio-Reference Laboratories, Inc.(a)	5,490	110,020
Catalyst Health Solutions, Inc.(a)	3,760	206,687
Centene Corp.(a)	7,010	246,402
Chemed Corp.	1,900	112,784
CorVel Corp.(a)	1,930	99,530
Cross Country Healthcare, Inc.(a)	10,920	54,600
CryoLife, Inc.(a)	830	3,826
Gentiva Health Services, Inc.(a)	4,760	19,706
Health Net, Inc.(a)	7,510	208,703
HealthSpring, Inc.(a)	5,880	317,167
Healthways, Inc.(a)	11,640	83,342
Henry Schein, Inc.(a)	3,540	245,393
IPC The Hospitalist Co.(a)	3,400	142,562
Kindred Healthcare, Inc.(a)	16,152	188,171
LHC Group, Inc.(a)	960	15,062
Lincare Holdings, Inc.	7,420	174,741
Magellan Health Services, Inc.(a)	1,770	91,102
Medifast, Inc.(a)	6,260	102,914
Molina Healthcare, Inc.(a)	9,335	197,715
Omnicare, Inc.	11,510	343,228
Owens & Minor, Inc.	6,315	188,945
PharMerica Corp.(a)	16,470	256,932
PSS World Medical, Inc.(a)	2,400	53,400
The Ensign Group, Inc.	3,920	89,219
VCA Antech, Inc.(a)	4,270	86,766
WellCare Health Plans, Inc.(a)	1,860	91,159
		4,317,892
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	330	16,853
eResearchTechnology, Inc.(a)	3,310	16,914
Omnicell, Inc.(a)	1,350	20,183
		53,950

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.2%)
Bob Evans Farms, Inc.	3,270	$107,583
CEC Entertainment, Inc.	3,720	117,626
Cheesecake Factory(a)	7,130	199,569
Cracker Barrel Old Country Store, Inc.	2,830	119,964
DineEquity, Inc.(a)	3,180	149,333
International Speedway Corp., Class A	1,400	33,404
Jack in the Box, Inc.(a)	4,310	88,700
LIFE TIME FITNESS, Inc.(a)	4,370	188,478
Marcus Corp.	2,920	34,806
O’Charley’s, Inc.(a)	20,820	129,292
Panera Bread Co., Class A(a)	2,060	275,401
Papa John’s International, Inc.(a)	1,370	46,251
Red Robin Gourmet Burgers, Inc.(a)	7,200	180,504
Ruby Tuesday, Inc.(a)	5,020	42,118
Ruth’s Hospitality Group, Inc.(a)	9,200	43,424
Sonic Corp.(a)	3,250	24,083
Texas Roadhouse, Inc., Class A	12,400	177,692
The Wendy’s Co.	23,700	119,922
		2,078,150
HOUSEHOLD DURABLES (1.5%)
American Greetings Corp., Class A	5,680	90,937
Ethan Allen Interiors, Inc.	1,200	23,760
Interface, Inc.	2,480	32,339
iRobot Corp.(a)	3,140	106,320
KB HOME	5,320	37,080
La-Z-Boy, Inc.(a)	16,860	171,298
M.D.C. Holdings, Inc.	3,370	75,488
M/I Homes, Inc.(a)	740	5,528
Meritage Homes Corp.(a)	1,530	27,158
Mohawk Industries, Inc.(a)	3,350	176,377
National Presto Industries, Inc.	910	86,905
NVR, Inc.(a)	239	153,617
Ryland Group, Inc.	1,960	26,460
Skyline Corp.	140	946
Standard Pacific Corp.(a)	30,200	91,808
Toll Brothers, Inc.(a)	5,590	97,490
Tupperware Corp.	3,440	194,498
Universal Electronics, Inc.(a)	2,640	49,078
		1,447,087
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	11,980	105,304
Church & Dwight Co., Inc.	5,460	241,223
Energizer Holdings, Inc.(a)	2,710	199,971
Inter Parfums, Inc.	3,480	64,171
WD-40 Co.	720	31,695
		642,364
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	54,610
INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.	2,300	95,956
Koppers Holdings, Inc.	810	26,803

	Shares	Value
LSB Industries, Inc.(a)	620	$21,967
Standex International Corp.	1,660	64,093
Teleflex, Inc.	2,640	158,030
Tredegar Corp.	1,100	21,307
		388,156
INSURANCE (4.4%)
American Financial Group, Inc.	6,060	217,130
Amerisafe, Inc.(a)	2,600	56,030
Arthur J. Gallagher & Co.	4,070	125,763
Aspen Insurance Holdings Ltd.	2,950	78,146
Brown & Brown, Inc.	4,680	103,334
Delphi Financial Group, Inc., Class A	4,795	126,972
eHealth, Inc.(a)	4,050	60,143
Employers Holdings, Inc.	2,200	35,684
Everest Re Group Ltd.	3,810	342,595
Fidelity National Financial, Inc., Class A	15,930	245,959
First American Financial Corp.	15,070	180,840
HCC Insurance Holdings, Inc.	6,050	160,991
Horace Mann Educators Corp.	6,340	85,273
Infinity Property & Casualty Corp.	1,490	86,360
Kemper Corp.	7,650	205,709
Mercury General Corp.	2,870	124,271
Old Republic International Corp.	14,270	126,147
Presidential Life Corp.	8,110	80,451
ProAssurance Corp.	1,300	99,515
Protective Life Corp.	8,400	156,240
Reinsurance Group of America, Inc.	6,010	313,902
RLI Corp.	660	46,424
Safety Insurance Group, Inc.	1,640	69,897
Selective Insurance Group, Inc.	6,600	105,798
StanCorp Financial Group, Inc.	4,170	141,530
Stewart Information Services Corp.	9,110	91,464
The Hanover Insurance Group, Inc.	4,020	153,403
The Navigators Group, Inc.(a)	1,680	76,642
Tower Group, Inc.	1,780	42,239
Transatlantic Holdings, Inc.	5,010	260,720
United Fire & Casualty Co.	3,140	59,063
W.R. Berkley Corp.	6,250	217,563
		4,276,198
INTERNET & CATALOG RETAIL (0.2%)
HSN, Inc.	4,110	146,604
XO Group, Inc.(a)	1,670	15,414
		162,018
INTERNET SOFTWARE & SERVICES (2.6%)
AOL, Inc.(a)	7,900	111,548
Blue Nile, Inc.(a)	1,910	86,198
Bottomline Technologies, Inc.(a)	5,760	139,911
comScore, Inc.(a)	5,610	118,427
Concur Technologies, Inc.(a)	3,100	144,212
DealerTrack Holdings, Inc.(a)	1,670	36,222
Digital River, Inc.(a)	2,780	50,957
Equinix, Inc.(a)	2,660	255,387
InfoSpace, Inc.(a)	4,060	35,566
J2 Global Communications, Inc.	3,810	117,272

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Liquidity Services, Inc.(a)	5,520	$179,731
MicroStrategy, Inc., Class A(a)	1,010	133,088
Perficient, Inc.(a)	9,480	90,344
PetMed Express, Inc.	4,460	44,466
Rackspace Hosting, Inc.(a)	7,800	322,842
Stamps.com, Inc.	3,280	106,797
TIBCO Software, Inc.(a)	10,920	315,479
United Online, Inc.	11,120	65,719
ValueClick, Inc.(a)	3,360	59,136
Websense, Inc.(a)	4,350	77,604
		2,490,906
IT SERVICES (2.4%)
Acxiom Corp.(a)	3,380	44,582
Alliance Data Systems Corp.(a)	2,470	253,027
Broadridge Financial Solutions, Inc.	5,090	113,252
CACI International, Inc., Class A(a)	2,730	149,850
Ciber, Inc.(a)	51,220	178,246
Convergys Corp.(a)	7,180	76,826
CSG Systems International, Inc.(a)	5,050	71,912
DST Systems, Inc.	1,440	72,274
Gartner, Inc.(a)	4,760	183,355
iGATE Corp.	3,660	49,337
LogMeIn, Inc.(a)	590	23,995
ManTech International Corp., Class A	970	34,076
MAXIMUS, Inc.	3,720	150,065
RightNow Technologies, Inc.(a)	5,110	219,781
Sourcefire, Inc.(a)	6,690	184,309
Sykes Enterprises, Inc.(a)	1,670	26,603
Synchronoss Technologies, Inc.(a)	6,040	181,562
VeriFone Systems, Inc.(a)	6,120	258,325
Virtusa Corp.(a)	4,540	73,957
		2,345,334
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.(a)	590	11,983
Brunswick Corp.	3,440	60,750
Callaway Golf Co.	12,370	71,870
Eastman Kodak Co.(a)	10,710	11,888
JAKKS Pacific, Inc.	1,560	29,593
MarineMax, Inc.(a)	14,370	116,972
Polaris Industries, Inc.	4,010	253,993
Pool Corp.	2,230	65,161
Sturm, Ruger & Co., Inc.	8,890	269,545
		891,755
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	4,370	24,428
Cambrex Corp.(a)	14,500	79,895
Charles River Laboratories International, Inc.(a)	2,380	76,827
Covance, Inc.(a)	2,710	137,478
Enzo Biochem, Inc.(a)	11,740	33,576
PAREXEL International Corp.(a)	6,350	139,891
Pharmaceutical Product Development, Inc.	4,980	164,290
		656,385

	Shares	Value
MACHINERY (3.1%)
Actuant Corp., Class A	2,720	$61,200
AGCO Corp.(a)	3,730	163,486
Albany International Corp., Class A	1,150	25,979
Applied Industrial Technologies, Inc.	1,420	47,740
Astec Industries, Inc.(a)	710	23,608
Barnes Group, Inc.	2,090	48,634
Briggs & Stratton Corp.	5,460	79,716
Cascade Corp.	610	26,291
CIRCOR International, Inc.	690	24,026
CLARCOR, Inc.	1,910	92,597
Crane Co.	1,800	79,398
Donaldson Co., Inc.	2,820	180,621
EnPro Industries, Inc.(a)	760	26,174
Federal Signal Corp.	15,450	72,924
Gardner Denver, Inc.	1,990	153,887
Graco, Inc.	2,250	96,615
Harsco Corp.	5,390	124,239
IDEX Corp.	3,110	110,250
Intevac, Inc.(a)	1,070	8,614
John Bean Technologies Corp.	1,435	23,161
Kaydon Corp.	1,260	39,640
Kennametal, Inc.	3,060	119,003
Lincoln Electric Holdings, Inc.	3,020	109,928
Lindsay Manufacturing Co.	540	31,374
Lydall, Inc.(a)	9,060	99,298
Mueller Industries, Inc.	1,480	59,866
Nordson Corp.	2,300	106,651
Oshkosh Truck Corp.(a)	3,940	82,188
Pentair, Inc.	3,790	136,250
Robbins & Myers, Inc.	1,670	74,632
SPX Corp.	2,060	112,497
Tennant Co.	660	25,535
Terex Corp.(a)	4,230	70,387
The Timken Co.	3,200	134,784
Toro Co.	1,240	67,010
Trinity Industries, Inc.	4,790	130,623
Valmont Industries, Inc.	880	75,460
Watts Water Technologies, Inc.	1,160	36,528
		2,980,814
MARINE (0.3%)
Alexander & Baldwin, Inc.	1,530	63,510
Kirby Corp.(a)	2,020	124,311
Overseas Shipholding Group, Inc.	5,360	66,893
		254,714
MEDIA (1.0%)
AMC Networks, Inc., Class A(a)	4,290	139,940
DreamWorks Animation SKG, Inc., Class A(a)	5,590	103,694
Harte-Hanks, Inc.	2,560	22,477
John Wiley & Sons, Inc., Class A	1,820	86,559
Lamar Advertising Co., Class A(a)	3,120	70,169
Live Nation, Inc.(a)	9,872	92,698
Meredith Corp.	1,540	41,318
Nolan Co.(a)	13,500	118,125

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Scholastic Corp.	3,620	$97,197
The E.W. Scripps Co., Class A(a)	2,090	17,430
The New York Times Co., Class A(a)	4,940	37,643
Valassis Communications, Inc.(a)	6,990	136,515
		963,765
METALS & MINING (1.2%)
A.M. Castle & Co.(a)	3,580	49,010
AMCOL International Corp.	950	28,681
Carpenter Technology Corp.	1,660	94,155
Century Aluminum Co.(a)	2,280	25,445
Commercial Metals Co.	8,510	105,779
Compass Minerals International, Inc.	1,820	138,447
Gibraltar Industries, Inc.(a)	10,210	113,944
Haynes International, Inc.	540	31,585
Kaiser Aluminum Corp.	1,770	82,234
Materion Corp.(a)	790	20,888
Olympic Steel, Inc.	310	6,340
Patriot Coal Corp.(a)	3,370	42,327
Reliance Steel & Aluminum Co.	4,280	189,133
RTI International Metals, Inc.(a)	1,150	30,348
Steel Dynamics, Inc.	8,370	104,541
Worthington Industries, Inc.	3,740	64,627
		1,127,484
MULTI-UTILITIES (1.2%)
Alliant Energy Corp.	4,320	176,170
Avista Corp.	3,920	99,764
CH Energy Group, Inc.	1,080	59,627
MDU Resources Group, Inc.	7,640	157,460
NSTAR	3,850	173,596
OGE Energy Corp.	3,700	191,438
PNM Resources, Inc.	12,880	231,582
Vectren Corp.	3,770	106,993
		1,196,630
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)	2,260	49,268
Fred’s, Inc.	9,370	114,220
Saks, Inc.(a)	6,610	69,868
The Andersons, Inc.	780	28,798
Tuesday Morning Corp.(a)	23,610	85,468
		347,622
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,020	107,935
OIL, GAS & CONSUMABLE FUELS (2.8%)
Approach Resources, Inc.(a)	670	16,355
Arch Coal, Inc.	7,930	144,485
Bill Barrett Corp.(a)	3,420	142,272
Cimarex Energy Co.	3,310	211,840
Comstock Resources, Inc.(a)	2,010	36,662
Contango Oil & Gas Co.(a)	1,600	102,944
Dresser-Rand Group, Inc.(a)	5,050	244,420
Forest Oil Corp.(a)	4,290	50,021
GeoResources, Inc.(a)	470	12,474
Gulfport Energy Corp.(a)	5,350	166,599

	Shares	Value
HollyFrontier Corp.	10,148	$311,442
Hornbeck Offshore Services, Inc.(a)	4,860	159,602
Northern Oil and Gas, Inc.(a)	4,550	109,974
Oil States International, Inc.(a)	2,720	189,339
Penn Virginia Corp.	1,910	11,632
Petroleum Development Corp.(a)	1,020	26,632
PetroQuest Energy, Inc.(a)	3,140	22,891
Pioneer Drilling Co.(a)	2,770	27,395
Plains Exploration & Production Co.(a)	5,510	173,565
Quicksilver Resources, Inc.(a)	4,970	38,269
SM Energy Co.	2,400	198,984
Stone Energy Corp.(a)	1,900	46,151
Swift Energy Co.(a)	1,650	50,523
World Fuel Services Corp.	5,830	232,326
		2,726,797
PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies, Inc.	6,110	184,766
Clearwater Paper Corp.(a)	950	31,474
Deltic Timber Corp.	550	37,230
Domtar Corp.	1,680	137,609
KapStone Paper and Packaging Corp.(a)	9,200	150,880
Louisiana-Pacific Corp.(a)	8,250	54,862
Neenah Paper, Inc.	930	15,345
Wausau-Mosinee Paper Corp.	9,620	72,150
		684,316
PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	2,302	128,521
Helen of Troy Ltd.(a)	2,920	84,476
Kid Brands, Inc.(a)	12,550	36,771
Prestige Brands Holdings, Inc.(a)	430	4,549
		254,317
PHARMACEUTICALS (1.9%)
Cubist Pharmaceuticals, Inc.(a)	5,220	197,368
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	223,585
Hi-Tech Pharmacal Co., Inc.(a)	7,020	249,350
Medicis Pharmaceutical Corp., Class A	6,310	241,610
Par Pharmaceutical Cos., Inc.(a)	5,650	172,890
Perrigo Co.	4,460	402,649
Salix Pharmaceuticals Ltd.(a)	4,230	144,899
The Medicines Co.(a)	1,740	32,573
ViroPharma, Inc.(a)	6,410	129,738
		1,794,662
RADIO BROADCASTING (0.2%)
Arbitron, Inc.	3,060	121,574
DG Fastchannel, Inc.(a)	2,750	51,260
		172,834
REAL ESTATE INVESTMENT TRUST (5.4%)
Acadia Realty Trust	2,257	46,765
Alexandria Real Estate Equities, Inc.	2,670	176,460
American Campus Communities, Inc.	2,530	98,493
BioMed Realty Trust, Inc.	5,220	94,534
BRE Properties, Inc.	2,950	147,854
Camden Property Trust	2,810	170,398

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Cedar Shopping Centers, Inc.	9,480	$34,792
Colonial Properties Trust	3,380	68,546
Corporate Office Properties Trust	4,120	99,910
Cousins Properties, Inc.	5,215	34,210
DiamondRock Hospitality Co.	7,410	67,061
Duke Realty Corp.	10,230	125,624
Eastgroup Properties, Inc.	980	42,738
Entertainment Properties Trust	1,890	84,672
Equity One, Inc.	1,850	31,728
Essex Property Trust, Inc.	1,380	197,009
Extra Space Storage, Inc.	3,630	81,784
Federal Realty Investment Trust	2,540	225,450
Franklin Street Properties Corp.	3,250	41,275
Getty Realty Corp.	680	10,839
Healthcare Realty Trust, Inc.	2,440	46,092
Highwood Properties, Inc.	2,670	82,717
Home Properties, Inc.	1,940	114,266
Hospitality Properties Trust	6,070	145,862
Inland Real Estate Corp.	4,470	33,525
Kilroy Realty Corp.	2,280	83,653
Kite Realty Group Trust	11,960	49,395
LaSalle Hotel Properties	3,090	73,882
Lexington Corp. Properties Trust	6,935	54,509
Liberty Property Trust	4,300	137,600
LTC Properties, Inc.	1,020	28,927
Macerich Co.	6,215	309,258
Mack-Cali Realty Corp.	3,290	92,317
Medical Properties Trust, Inc.	6,690	67,569
Mid-America Apartment Communities, Inc.	1,540	96,096
National Retail Properties, Inc.	3,310	90,198
OMEGA Healthcare Investors, Inc.	3,890	69,086
Parkway Properties, Inc.	940	12,079
Pennsylvania Real Estate Investment Trust	2,200	22,572
Post Properties, Inc.	1,910	78,463
Potlatch Corp.	1,430	46,446
PS Business Parks, Inc.	820	43,649
Rayonier, Inc.	4,210	175,683
Realty Income Corp.	4,370	146,002
Regency Centers Corp.	3,510	143,770
Saul Centers, Inc.	530	18,995
Senior Housing Properties Trust	5,580	125,215
SL Green Realty Corp.	4,500	310,455
Sovran Self Storage, Inc.	1,060	46,852
Tanger Factory Outlet Centers, Inc.	3,240	91,238
Taubman Centers, Inc.	2,360	144,503
UDR, Inc.	7,791	194,230
Universal Health Realty Income Trust	430	16,327
Urstadt Biddle Properties, Inc., Class A	1,190	21,230
Weingarten Realty Investors	4,610	106,998
		5,199,801
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Forestar Group, Inc.(a)	1,500	19,500
Jones Lang LaSalle, Inc.	2,350	151,857
		171,357

	Shares	Value
ROAD & RAIL (1.2%)
Arkansas Best Corp.	970	$19,982
Atmel Corp.(a)	21,880	231,053
Con-way, Inc.	3,140	92,536
Heartland Express, Inc.	2,863	38,393
J.B. Hunt Transport Services, Inc.	3,310	140,046
Kansas City Southern(a)	4,160	262,787
Knight Transportation, Inc.	2,960	44,992
Landstar System, Inc.	1,850	82,565
Old Dominion Freight Line, Inc.(a)	1,667	60,962
Wabtec Corp.	1,850	124,283
Werner Enterprises, Inc.	1,870	44,319
		1,141,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Energy Industries, Inc.(a)	1,420	13,263
ATMI, Inc.(a)	1,250	25,500
Brooks Automation, Inc.	7,000	73,150
Cabot Microelectronics Corp.(a)	750	28,890
CEVA, Inc.(a)	4,510	140,126
Cirrus Logic, Inc.(a)	10,700	178,048
Cohu, Inc.	820	9,094
Cree, Inc.(a)	6,410	170,762
Cymer, Inc.(a)	1,000	43,450
Cypress Semiconductor Corp.	6,170	117,909
Diodes, Inc.(a)	4,650	104,020
DSP Group, Inc.(a)	1,000	6,180
Entropic Communications, Inc.(a)	15,570	90,617
Exar Corp.(a)	1,430	8,737
Fairchild Semiconductor International, Inc.(a)	4,720	70,658
FEI Co.(a)	1,430	56,857
GT Advanced Technologies, Inc.(a)	11,640	95,448
Hittite Microwave Corp.(a)	1,410	74,166
Integrated Device Technology, Inc.(a)	6,170	37,514
International Rectifier Corp.(a)	2,520	61,211
Intersil Corp., Class A	5,590	66,912
Kopin Corp.(a)	33,100	134,055
Kulicke & Soffa Industries, Inc.(a)	15,830	152,759
Lam Research Corp.(a)	4,480	192,595
Micrel, Inc.	2,500	27,550
Microsemi Corp.(a)	3,180	58,703
MKS Instruments, Inc.	1,880	50,083
Monolithic Power Systems, Inc.(a)	5,410	67,409
Nanometrics, Inc.(a)	3,200	54,016
Pericom Semiconductor Corp.(a)	1,820	15,452
Power Integrations, Inc.	3,190	113,660
QLogic Corp.(a)	4,890	68,313
RF Micro Devices, Inc.(a)	15,750	115,605
Rubicon Technology, Inc.(a)	4,170	43,451
Rudolph Technologies, Inc.(a)	1,620	11,939
Semtech Corp.(a)	4,880	119,170
Sigma Designs, Inc.(a)	1,300	10,842
Silicon Laboratories, Inc.(a)	2,540	108,585
Skyworks Solutions, Inc.(a)	10,590	209,788
Standard Microsystems Corp.(a)	800	19,808
STR Holdings, Inc.(a)	1,630	13,937

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Supertex, Inc.(a)	390	$7,199
Tessera Technologies, Inc.(a)	1,970	27,127
TriQuint Semiconductor, Inc.(a)	19,540	103,953
Ultratech, Inc.(a)	800	17,440
Varian Semiconductor Equipment Associates, Inc.(a)	2,570	161,319
Veeco Instruments, Inc.(a)	2,700	72,063
Volterra Semiconductor Corp.(a)	5,940	140,778
		3,590,111
SOFTWARE (3.7%)
ACI Worldwide, Inc.(a)	2,510	76,982
Advent Software, Inc.(a)	4,870	133,438
ANSYS, Inc.(a)	4,619	251,089
Blackbaud, Inc.	5,740	160,892
Cadence Design Systems, Inc.(a)	10,070	111,475
CommVault Systems, Inc.(a)	5,070	215,881
Ebix, Inc.(a)	7,150	122,336
EPIQ Systems, Inc.	2,025	28,876
FactSet Research Systems, Inc.	2,380	236,620
Fair Isaac Corp.	1,740	47,589
Informatica Corp.(a)	6,040	274,820
Interactive Intelligence Group, Inc.(a)	5,090	141,247
Jack Henry & Associates, Inc.	4,770	154,596
JDA Software Group, Inc.(a)	3,810	121,425
Manhattan Associates, Inc.(a)	860	36,421
Mentor Graphics Corp.(a)	3,880	44,077
MICROS Systems, Inc.(a)	3,990	196,388
NetScout Systems, Inc.(a)	7,290	119,483
Parametric Technology Corp.(a)	4,670	97,276
Progress Software Corp.(a)	2,530	53,282
Quality Systems, Inc.	3,840	149,414
Quest Software, Inc.(a)	4,700	82,673
Smith Micro Software, Inc.(a)	9,450	11,057
Solera Holdings, Inc.	3,760	205,409
Synopsys, Inc.(a)	5,820	156,034
Taleo Corp., Class A(a)	5,080	164,592
Tyler Technologies, Inc.(a)	5,090	160,691
		3,554,063
SPECIALTY RETAIL (6.0%)
Aaron’s, Inc.	3,060	81,886
Advance Auto Parts, Inc.	3,680	239,458
Aeropostale, Inc.(a)	9,210	125,809
American Eagle Outfitters, Inc.	7,990	104,909
Ann, Inc.(a)	4,190	111,622
Ascena Retail Group, Inc.(a)	7,058	203,976
Barnes & Noble, Inc.	12,990	159,387
Big 5 Sporting Goods Corp.	1,350	10,435
Biglari Holdings, Inc.(a)	254	87,660
Cabela’s, Inc.(a)	6,360	158,491
Cato Corp.	1,300	33,319
Chico’s FAS, Inc.	13,330	164,759
Children’s Place Retail Stores, Inc.(a)	1,120	52,584
Christopher & Banks Corp.	13,990	46,587
Coldwater Creek, Inc.(a)	14,390	15,109
Collective Brands, Inc.(a)	8,470	123,747

	Shares	Value
Dick’s Sporting Goods, Inc.(a)	5,820	$227,504
Dollar Tree, Inc.(a)	5,625	449,775
Finish Line, Inc., Class A	2,367	47,577
Foot Locker, Inc.	7,790	170,289
Genesco, Inc.(a)	990	58,351
Group 1 Automotive, Inc.	4,120	187,707
Guess?, Inc.	5,720	188,703
Haverty Furniture Cos., Inc.	6,010	69,836
Hibbett Sports, Inc.(a)	3,180	130,984
Hot Topic, Inc.	19,260	145,606
Jos. A. Bank Clothiers, Inc.(a)	3,913	209,111
Kirkland’s, Inc.(a)	9,050	101,722
Lithia Motors, Inc., Class A	11,130	228,944
Men’s Wearhouse, Inc.	2,070	63,922
Midas Group, Inc.(a)	600	5,472
Movado Group, Inc.	980	16,395
Office Depot, Inc.(a)	11,140	25,511
OfficeMax, Inc.(a)	6,380	32,666
PETsMart, Inc.	6,060	284,517
RadioShack Corp.	8,070	96,114
Rent-A-Center, Inc.	4,330	147,869
Rue21, Inc.(a)	510	13,586
Select Comfort Corp.(a)	1,820	37,801
Sonic Automotive, Inc., Class A	10,270	150,661
Stage Stores, Inc.	6,862	107,253
Stein Mart, Inc.	7,890	57,202
The Pep Boys – Manny, Moe & Jack	8,290	95,335
Tractor Supply Co.	4,170	295,820
Vitamin Shoppe, Inc.(a)	1,000	37,710
Williams-Sonoma, Inc.	5,760	216,230
Zale Corp.(a)	20,560	75,866
Zumiez, Inc.(a)	4,640	105,560
		5,801,337
TEXTILES APPAREL & LUXURY GOODS (3.0%)
Brown Shoe Co., Inc.	7,945	70,790
Carter’s, Inc.(a)	3,600	137,124
Crocs, Inc.(a)	9,950	175,816
Deckers Outdoor Corp.(a)	3,070	353,787
Fossil, Inc.(a)	3,310	343,115
Hanesbrands, Inc.(a)	3,720	98,096
Iconix Brand Group, Inc.(a)	8,980	161,191
K-Swiss, Inc., Class A(a)	1,650	7,425
Liz Claiborne, Inc.(a)	5,080	40,691
Maidenform Brands, Inc.(a)	4,320	106,186
Oxford Industries, Inc.	600	23,700
Perry Ellis International, Inc.(a)	450	11,295
PVH Corp.	3,780	281,270
Quiksilver, Inc.(a)	19,050	63,818
Skechers U.S.A., Inc., Class A(a)	2,960	42,210
Steven Madden Ltd.(a)	4,735	174,721
The Buckle, Inc.	3,675	163,758
The Warnaco Group, Inc.(a)	2,900	142,390
True Religion Apparel, Inc.(a)	5,050	171,296
Under Armour, Inc., Class A(a)	2,950	249,009
UniFirst Corp.	580	30,363

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Wolverine World Wide, Inc.	1,900	$72,067
		2,920,118
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	6,740	55,942
Bank Mutual Corp.	14,270	47,519
Brookline Bancorp, Inc.	4,000	33,440
Dime Community Bancshares, Inc.	1,490	17,761
First Niagara Financial Group, Inc.	10,450	96,036
New York Community Bancorp, Inc.	17,090	227,468
Northwest Bancshares, Inc.	3,000	37,410
TrustCo Bank Corp. NY	3,990	19,790
Washington Federal, Inc.	7,000	95,550
Webster Financial Corp.	4,760	93,486
		724,402
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	1,890	71,782
Kaman Corp., Class A	940	31,255
Lawson Products, Inc.	2,350	39,175
MSC Industrial Direct Co., Inc., Class A	1,720	116,977
United Rentals, Inc.(a)	2,350	55,014
Watsco, Inc.	1,090	67,209
		381,412
WATER UTILITIES (0.2%)
American States Water Co.	750	26,205
Aqua America, Inc.	4,810	106,734
Calgon Carbon Corp.(a)	2,170	34,611
		167,550
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	4,760	39,223

	Shares	Value
Neutral Tandem, Inc.(a)	7,000	$73,780
NTELOS Holdings Corp.	1,500	28,530
Telephone & Data Systems, Inc.	5,450	126,331
USA Mobility, Inc.	1,190	15,553
		283,417
TOTAL COMMON STOCKS		96,413,243
RIGHTS (0.0%)
COMMERCIAL BANKS (0.0%)
First BanCorp	10,952	329
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
Gerber Scientific, Inc.	9,000	90
TOTAL RIGHTS		419
MONEY MARKET FUNDS (0.1%)
AIM Short-Term Prime Money Market, 0.05%(b)	21,154	21,154
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	98,192	98,192
TOTAL MONEY MARKET FUNDS		119,346
TOTAL INVESTMENTS (COST $85,878,560) 100.5%		96,533,008
LIABILITIES IN EXCESS OF OTHER ASSETS (0.5)%		(432,657)
NET ASSETS 100.0%		$96,100,351
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2011.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2011 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	18.9%
Canada	17.8
Brazil	10.6
Japan	8.4
Taiwan	4.0
Hong Kong	3.4
Germany	3.4
Netherlands	3.4
Australia	3.2
Spain	3.1
Mexico	2.8
France	2.8
Republic of Korea (South)	2.4
Switzerland	2.3
United States	2.3
China	2.2
India	1.5
Chile	1.6
Italy	1.4
South Africa	1.4
Ireland (Republic of)	0.6
Cayman Islands	0.5
Sweden	0.5
Norway	0.4
Finland	0.4
Peru	0.3
Belgium	0.3
Indonesia	0.3
Russian Federation	0.1
Bermuda	0.1
Colombia	0.1
Portugal	0.1
Luxembourg	0.1
Greece	0.0
Total Investments	100.7%
*	Percentages indicated are based on net assets as of October 31, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.9%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	3,130	$87,077
AIRLINES (0.4%)
Lan Airlines SA, Sponsored ADR	5,650	141,646
Ryanair Holdings PLC, Sponsored ADR(a)	7,250	208,582
		350,228
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	2,650	101,098
AUTOMOBILES (2.3%)
Honda Motor Co., Ltd., Sponsored ADR	22,870	683,813
Tata Motors Ltd., Sponsored ADR	4,670	93,633
Toyota Motor Corp., Sponsored ADR	20,000	1,334,200
		2,111,646
CAPITAL MARKETS (1.9%)
Credit Suisse Group, Sponsored ADR	13,480	390,516
Deutsche Bank AG, Registered Shares	12,130	502,303
Nomura Holdings, Inc., Sponsored ADR	46,630	177,660
UBS AG, Registered Shares(a)	50,823	641,386
		1,711,865
CHEMICALS (1.6%)
Agrium, Inc.	2,430	199,965
Potash Corp. of Saskatchewan, Inc.	11,685	553,051
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,620	211,770
Syngenta AG, Sponsored ADR	8,160	498,331
		1,463,117
COMMERCIAL BANKS (17.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	58,880	532,275
Banco Bradesco SA, Sponsored ADR	63,380	1,153,516
Banco de Chile, Sponsored ADR	2,364	191,697
Banco Santander Brasil SA, Sponsored ADR	6,530	59,423
Banco Santander Central Hispano SA, Sponsored ADR	110,390	944,938
Banco Santander Chile SA, Sponsored ADR	1,970	160,910
Bank of Montreal	11,580	685,189
Bank of Nova Scotia	18,320	963,815
Barclays PLC, Sponsored ADR	38,730	484,512
Canadian Imperial Bank of Commerce	7,930	598,318
Credicorp Ltd.	1,070	116,395
HDFC Bank Ltd., Sponsored ADR	11,850	375,171
HSBC Holdings PLC, Sponsored ADR	50,050	2,185,183
ICICI Bank Ltd., Sponsored ADR	8,330	309,543
Itau Unibanco Banco Multiplo SA, Sponsored ADR	74,327	1,421,132
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	280,665
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	855,911
Mizuho Financial Group, Inc., Sponsored ADR	147,470	414,391
National Bank of Greece SA, Sponsored ADR(a)	29,506	15,975

	Shares	Value
Royal Bank of Canada	23,070	$1,128,584
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	70,728
Shinhan Financial Group Co., Ltd., Sponsored ADR	8,090	643,964
The Toronto-Dominion Bank	14,560	1,096,077
Westpac Banking Corp., Sponsored ADR	9,170	1,067,846
		15,756,158
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	72,692
Nokia Oyj, Sponsored ADR	50,720	341,346
Research In Motion Ltd.(a)	5,610	113,322
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	467,617
		994,977
CONSTRUCTION MATERIALS (0.3%)
Cemex SA de CV, Sponsored ADR(a)	21,989	96,092
CRH PLC, Sponsored ADR	9,130	168,083
		264,175
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR	3,060	134,395
DIVERSIFIED CONSUMER SERVICES (1.1%)
Baidu, Inc., Sponsored ADR(a)	2,740	384,093
Ctrip.com International Ltd., Sponsored ADR(a)	3,080	107,369
Reed Elsevier NV, Sponsored ADR	8,793	216,044
Reed Elsevier PLC, Sponsored ADR	7,937	271,366
		978,872
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Bancolombia SA, Sponsored ADR	1,740	108,541
ING Groep NV, Sponsored ADR(a)	48,550	419,472
KB Financial Group, Inc., Sponsored ADR	12,770	498,669
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	89,000	496,620
		1,523,302
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
BCE, Inc.	17,805	705,256
BT Group PLC, Sponsored ADR	14,220	430,013
China Unicom Ltd., Sponsored ADR	11,385	228,952
France Telecom SA, Sponsored ADR	31,740	570,685
Nippon Telegraph & Telephone Corp., Sponsored ADR	31,770	814,900
Portugal Telecom SGPS SA, Sponsored ADR	15,030	108,066
PT Telekomunikasi Indonesia, Sponsored ADR	7,040	237,952
Tele Norte Leste Participacoes SA, Sponsored ADR	4,160	45,136
Telecom Italia S.p.A., Sponsored ADR	13,160	163,579
Telefonica Brasil SA, ADR	9,981	289,649
Telefonica SA, Sponsored ADR	61,760	1,319,811
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	147,172
Telus Corp.	8,040	409,960
		5,471,131

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	$95,819
Companhia Energetica de Minas Gerais, Sponsored ADR	18,827	320,812
Enersis SA, Sponsored ADR	14,730	289,150
Korea Electric Power Corp., Sponsored ADR(a)	19,670	216,960
		922,741
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	31,130	585,555
NIDEC Corp., Sponsored ADR	7,140	146,584
		732,139
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Hitachi Ltd., Sponsored ADR	7,180	388,295
Kyocera Corp., Sponsored ADR	3,230	287,341
Panasonic Corp., Sponsored ADR	28,460	285,738
		961,374
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,090	98,293
FOOD & STAPLES RETAILING (0.6%)
Delhaize Group, Sponsored ADR	3,670	239,761
Tim Hortons, Inc.	6,150	303,318
		543,079
FOOD PRODUCTS (2.9%)
BRF-Brasil Foods SA, Sponsored ADR	24,750	520,988
Unilever NV, NY Shares	32,870	1,135,001
Unilever PLC, Sponsored ADR	27,794	935,268
		2,591,257
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	13,130	180,931
Smith & Nephew PLC, Sponsored ADR	7,610	348,995
		529,926
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Fresenius Medical Care AG & Co., Sponsored ADR	5,590	406,393
Shire PLC, Sponsored ADR	5,590	527,137
		933,530
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR	4,780	88,334
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares	17,110	356,744
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,410	129,354
Empresa Nacional de Electricidad SA, Sponsored ADR	8,730	421,135
		550,489

	Shares	Value
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	11,830	$1,241,795
INSURANCE (2.2%)
Aegon NV, NY Shares(a)	13,680	65,390
Aviva PLC, Sponsored ADR	19,800	216,810
China Life Insurance Co., Ltd., Sponsored ADR	18,260	707,575
Manulife Financial Corp.	24,500	323,645
Prudential PLC, ADR	18,910	390,870
Sun Life Financial, Inc.	11,750	296,335
		2,000,625
MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	3,460	141,895
MARINE (0.2%)
Carnival PLC, Sponsored ADR	3,820	139,621
MEDIA (1.5%)
Grupo Televisa SA, Sponsored ADR	18,510	394,818
Pearson PLC, Sponsored ADR	14,670	269,928
Shaw Communications, Inc., Class B	9,230	187,092
Thomson Reuters Corp.	9,088	269,641
WPP PLC, Sponsored ADR	4,720	244,638
		1,366,117
METALS & MINING (12.7%)
Agnico-Eagle Mines Ltd.	3,090	134,075
Alumina Ltd., Sponsored ADR	2,600	16,016
AngloGold Ashanti Ltd., Sponsored ADR	9,750	440,798
ArcelorMittal, NY Shares	11,410	236,529
Barrick Gold Corp.	16,110	797,445
BHP Billiton Ltd., Sponsored ADR	22,770	1,777,882
BHP Billiton PLC, Sponsored ADR	14,450	909,916
Cameco Corp.	5,200	111,436
Companhia Siderurgica Nacional SA, Sponsored ADR	20,500	191,880
Compania de Minas Buenaventura SA, Sponsored ADR	6,810	278,733
Eldorado Gold Corp.	9,050	170,774
Gerdau SA, Sponsored ADR	22,660	204,393
Gold Fields Ltd., Sponsored ADR	17,920	312,346
Goldcorp, Inc.	12,647	617,679
IAMGOLD Corp.	6,470	139,105
Kinross Gold Corp.	16,860	241,941
POSCO, Sponsored ADR	9,310	799,915
Rio Tinto PLC, Sponsored ADR	19,912	1,076,443
Silver Wheaton Corp.	4,820	166,772
Southern Copper Corp.	1,660	50,929
Teck Resources Ltd.	5,623	225,482
Vale SA, Sponsored ADR	69,270	1,634,772
Vale SA, Sponsored Preferred ADR	25,070	637,029
Yamana Gold, Inc.	12,420	185,927
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	2,790	68,913
		11,427,130

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	17,530	$877,727
Transalta Corp.	16,880	371,698
Veoilia Environnement, Sponsored ADR	7,710	109,405
		1,358,830
OFFICE ELECTRONICS (1.0%)
CANON, Inc., Sponsored ADR	20,100	915,555
OIL, GAS & CONSUMABLE FUELS (20.5%)
BP PLC, Sponsored ADR	44,770	1,977,939
Canadian Natural Resources Ltd.	14,470	511,514
Cenovus Energy, Inc.	10,640	363,888
China Petroleum & Chemical Corp., ADR	6,240	589,056
CNOOC Ltd., Sponsored ADR	5,332	1,005,669
Ecopetrol SA, Sponsored ADR	8,230	350,104
Enbridge, Inc.	18,400	638,664
EnCana Corp.	9,950	215,915
Enerplus Corp.	2,990	83,361
ENI S.p.A., Sponsored ADR	22,090	972,402
Imperial Oil Ltd.	5,160	212,695
Nexen, Inc.	5,630	95,597
Penn West Petroleum Ltd.	5,740	102,861
PetroChina Co., Ltd., Sponsored ADR	7,555	979,204
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,970	944,540
Petroleo Brasileiro SA, Sponsored ADR	67,960	1,718,708
Royal Dutch Shell PLC, Class B, Sponsored ADR	22,400	1,608,320
Royal Dutch Shell PLC, Sponsored ADR	23,500	1,666,385
Sasol Ltd., Sponsored ADR	11,040	499,450
Statoil ASA, Sponsored ADR	15,637	397,649
Suncor Energy, Inc.	21,408	683,129
Talisman Energy, Inc.	12,700	180,340
Total SA, Sponsored ADR	33,600	1,757,280
TransCanada Corp.	17,770	764,821
Ultrapar Participacoes SA, Sponsored ADR	9,720	172,627
		18,492,118
PHARMACEUTICALS (0.5%)
Elan Corp. PLC, Sponsored ADR(a)	14,570	174,694
Valeant Pharmaceuticals International, Inc.	7,020	277,711
		452,405
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	8,992	260,768
ROAD & RAIL (0.9%)
Canadian National Railway Co.	8,090	634,418
Canadian Pacific Railway Ltd.	3,200	198,016
		832,434

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
ADVANTEST Corp., Sponsored ADR	1,225	$14,381
ARM Holdings PLC, Sponsored ADR	6,650	186,798
ASML Holding NV, NY Shares	7,005	293,720
STMicroelectronics NV, NY Shares	6,060	41,996
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	171,448	2,163,674
United Microelectronics Corp., Sponsored ADR	22,009	49,080
		2,749,649
SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	11,000	644,490
SAP AG, Sponsored ADR	14,740	889,706
		1,534,196
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	1,780	45,888
Luxottica Group S.p.A., Sponsored ADR	4,140	121,468
		167,356
WIRELESS TELECOMMUNICATION SERVICES (8.6%)
America Movil SA, Sponsored ADR, Series L	75,980	1,931,411
China Mobile Ltd., Sponsored ADR	39,400	1,873,864
China Telecom Corp. Ltd., Sponsored ADR	3,990	243,789
Chunghwa Telecom Co., Ltd., Sponsored ADR	19,325	649,900
Mobile TeleSystems, Sponsored ADR	9,375	133,969
NTT DoCoMo, Inc., Sponsored ADR	30,350	539,926
Rogers Communications, Inc., Class B	9,260	336,601
Vodafone Group PLC, Sponsored ADR	73,533	2,047,159
		7,756,619
TOTAL COMMON STOCKS		90,093,060
MONEY MARKET FUND (0.8%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	677,055	677,055
TOTAL MONEY MARKET FUND		677,055
TOTAL INVESTMENTS (COST $96,972,467) 100.7%		90,770,115
LIABILITIES IN EXCESS OF OTHER ASSETS (0.7)%		(592,301)
NET ASSETS 100.0%		$90,177,814
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2011.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	32.8%
U.S. Government Agencies	13.1
U.S. Treasury Obligations	9.9
Commercial Banks	7.8
Insurance	5.0
Food Products	3.7
Capital Markets	3.2
Money Market Fund	3.0
Diversified Financial Services	2.5
Semiconductors & Semiconductor Equipment	2.4
Electronic Equipment & Instruments	2.0
Oil & Gas – Integrated	1.9
Computers & Peripherals	1.9
Chemicals	1.8
Utilities – Telecommunications	1.7
Financial Services	1.4
Electric Utilities	1.0
Mortgage Backed Securities – Religious Organizations	1.0
Mortgage Backed Securities – Financial Services	0.9
Consumer Staples	0.8
Road & Rail	0.6
Brokerage Services	0.5
Diversified Consumer Services	0.3
Total Investments	99.2%
*	Percentages indicated are based on net assets as of October 31, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (40.4%)
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$727,987
CAPITAL MARKETS (3.2%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,731,372
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,486,206
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,033,040
		4,250,618
CHEMICALS (1.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,091,812
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,342,277
		2,434,089
COMMERCIAL BANKS (7.8%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,081,898
Bank One Corp., 5.25%, 1/30/13	500,000	520,431
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,596,405
Credit Suisse Group AG, 5.40%, 1/14/20	1,400,000	1,398,503
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	1,950,936
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,110,266
National City Corp., 4.90%, 1/15/15	1,000,000	1,073,332
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,153,425
Wells Fargo & Co., 4.95%, 10/16/13	500,000	527,987
		10,413,183
COMPUTERS & PERIPHERALS (1.9%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	562,589
Dell, Inc., 4.70%, 4/15/13	900,000	949,664
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,040,730
		2,552,983
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,134,253
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	454,512
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,322,610
Citigroup, Inc., 4.88%, 5/7/15	500,000	503,764
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,481,389
		3,307,763
ELECTRIC UTILITIES (1.0%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,363,711
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	530,699
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	965,387
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,164,611
		2,660,697

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (1.4%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$848,290
Boeing Capital Corp., 5.80%, 1/15/13	500,000	530,961
SLM Corp., 5.00%, 6/15/18, (Callable 12/15/11 @ 100)	500,000	450,000
		1,829,251
FOOD PRODUCTS (3.7%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,643,596
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,668,219
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,680,663
		4,992,478
INSURANCE (5.0%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,518,950
Allstate Corp., 5.00%, 8/15/14	500,000	549,433
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,076,848
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	948,646
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,590,507
Prudential Financial, Inc., 4.75%, 6/13/15	1,000,000	1,066,149
		6,750,533
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35(a)	1,000,000	801,520
Wells Fargo Mortgage Backed Securities, 4.42%, 10/25/33(a)	424,969	428,258
		1,229,778
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (1.0%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, (Callable 3/15/12 @ 100)	57,000	57,058
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, (Callable 3/15/12 @ 100)	89,000	89,815
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 3/15/12 @ 100)	73,000	73,730
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 3/15/12 @ 100)	106,000	107,020
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 3/15/12 @ 100)	63,000	63,630
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 3/15/12 @ 100)	90,000	90,627
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 3/15/12 @ 100)	63,000	63,392
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 1/21/12 @ 100)(d)	152,000	67,487
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 1/21/12 @ 100)(d)	101,000	44,662
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 1/21/12 @ 100)(d)	203,000	89,820
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 1/21/12 @ 100)(d)	212,000	93,897
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 1/21/12 @ 100)(d)	46,000	20,375
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 1/21/12 @ 100)(d)	86,000	38,127
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 4/12/12 @ 100)(d)	29,000	13,152
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 4/12/12 @ 100)(d)	71,000	32,244
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 4/12/12 @ 100)(d)	74,000	33,540
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/12 @ 100)(d)	87,000	39,413
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/12 @ 100)(d)	90,000	40,812
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/12 @ 100)(d)	23,000	10,405
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/12 @ 100)(d)	121,000	54,522
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, (Callable 12/21/11 @ 100)(d)	44,000	9,080
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 12/21/11 @ 100)(d)	111,000	23,005
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 12/21/11 @ 100)(d)	147,000	30,483
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 12/21/11 @ 100)(d)	152,000	31,623
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 12/21/11 @ 100)(d)	158,000	32,725
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 12/21/11 @ 100)(d)	165,000	34,059
		1,284,703

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
OIL & GAS – INTEGRATED (1.9%)
ConocoPhillips, 4.60%, 1/15/15	$500,000	$550,551
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,396,086
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	615,971
		2,562,608
ROAD & RAIL (0.6%)
Ryder System, Inc., 3.50%, 6/1/17	750,000	774,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,030,302
Applied Materials, Inc., 7.13%, 10/15/17	500,000	596,880
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,551,331
		3,178,513
UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,727,171
Verizon New England, Inc., 4.75%, 10/1/13	500,000	527,948
		2,255,119
TOTAL CORPORATE BONDS		54,157,351
U.S. GOVERNMENT AGENCIES (13.1%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,098,952
4.70%, 1/17/18, (Callable 1/17/13 @ 100)	2,000,000	2,097,104
5.05%, 8/1/18	300,000	354,416
Federal Home Loan Bank
1.63%, 6/14/13	2,000,000	2,039,854
3.50%, 7/29/21	2,000,000	2,133,312
4.75%, 6/8/18	2,000,000	2,345,740
Federal Home Loan Mortgage Corp.
5.40%, 3/17/21, (Callable 3/17/16 @ 100)	500,000	578,621
5.50%, 3/1/23	515,415	561,410
Federal National Mortgage Assoc.
2.38%, 4/11/16	2,000,000	2,107,476
4.25%, 2/25/13	1,000,000	1,051,833
5.24%, 8/7/18, (Callable 8/7/13 @ 100)	2,020,000	2,177,281
TOTAL U.S. GOVERNMENT AGENCIES		17,545,999
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (32.8%)
Federal Home Loan Mortgage Corp.
2.33%, 1/1/35(a)	466,091	488,941
4.00%, 12/15/25	2,500,000	2,635,947
5.00%, 7/15/19	620,542	661,591
5.00%, 11/1/37	663,620	706,898
5.50%, 4/1/30	573,670	625,031
5.65%, 5/1/36(a)	644,351	692,417

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
5.98%, 10/1/37(a)	$574,150	$612,580
6.00%, 9/1/34	602,801	664,882
6.00%, 8/1/36	87,427	96,225
6.00%, 3/1/38	476,800	521,361
Federal National Mortgage Assoc.
0.65%, 11/25/36(a)	984,824	984,180
1.98%, 7/1/34(a)	117,303	117,796
2.31%, 7/1/35(a)	2,551,927	2,680,157
2.70%, 5/1/36(a)	442,256	462,429
4.76%, 3/1/35(a)	145,136	152,916
5.00%, 10/1/24	325,699	354,758
5.00%, 1/1/30	662,516	715,000
5.00%, 1/1/35	972,897	1,049,969
5.50%, 12/1/34	677,721	738,398
5.50%, 2/1/35	30,209	32,970
5.50%, 5/1/36	1,032,959	1,125,441
5.50%, 8/1/36	172,219	187,638
5.50%, 9/1/36	185,581	200,109
5.50%, 12/1/36	1,291,895	1,405,138
5.50%, 9/1/37	1,190,677	1,297,279
5.69%, 7/1/36(a)	2,156,357	2,342,038
5.77%, 10/1/36(a)	470,852	509,157
6.00%, 3/1/36	809,553	882,413
6.00%, 6/1/36	1,895,859	2,066,486
6.00%, 9/1/36	499,754	548,115
6.00%, 5/1/37	285,330	312,972
6.50%, 2/1/36	370,364	413,860
Government National Mortgage Assoc.
4.25%, 10/20/38	1,767,463	1,902,710
4.50%, 8/20/38	1,194,809	1,296,845
4.50%, 5/20/39	3,599,978	3,939,726
4.50%, 6/15/40	2,503,795	2,725,933
4.50%, 1/20/41	3,852,995	4,110,552
5.00%, 5/20/40	1,600,543	1,716,129
5.50%, 12/20/38	392,021	424,458
5.50%, 1/20/39(a)	405,055	432,414
6.00%, 1/15/26	1,278	1,430
6.00%, 12/15/28	1,110	1,249
6.00%, 3/15/29	1,275	1,435
6.00%, 11/15/31	1,687	1,895
6.00%, 6/15/37	285,582	319,431
6.00%, 10/15/37	322,295	360,722
6.50%, 10/20/38	348,914	382,247
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		43,902,268

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (9.9%)
U.S. Treasury Notes
2.00%, 4/30/16	$3,000,000	$3,152,820
2.13%, 5/31/15	3,000,000	3,165,240
2.25%, 5/31/14	3,000,000	3,145,314
3.13%, 5/15/19	3,000,000	3,298,827
4.25%, 11/15/13	500,000	540,196
TOTAL U.S. TREASURY OBLIGATIONS		13,302,397
MONEY MARKET FUND (3.0%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	3,981,987	3,981,987
TOTAL MONEY MARKET FUND		3,981,987
TOTAL INVESTMENTS (COST $128,946,796) 99.2%		132,890,002
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,039,555
NET ASSETS 100.0%		$133,929,557
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2011.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents non-income producing security; defaulted bond.
LLC	Limited Liability Company

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2011 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	12.4%
Commercial Banks	9.0
Food Products	6.5
Semiconductors & Semiconductor Equipment	5.8
Real Estate Investment Trust	5.5
Pharmaceuticals	3.8
Metals & Mining	3.8
Aerospace & Defense	3.7
Electric Utilities	3.3
Media	3.2
Hotels, Restaurants & Leisure	3.0
Software	3.0
Distributors	3.0
Food & Staples Retailing	2.9
Leisure Equipment & Products	2.7
Computers & Peripherals	2.7
Office Electronics	2.2
Diversified Telecommunication Services	2.2
Electrical Equipment	2.2
IT Services	2.0
Road & Rail	1.8
Chemicals	1.7
Gas Utilities	1.7
Beverages	1.5
Insurance	1.4
Household Durables	1.3
Industrial Conglomerates	1.2
Life Sciences Tools and Services	1.2
Health Care Equipment & Supplies	1.1
Household Products	1.1
Thrifts & Mortgage Finance	1.0
Commercial Services & Supplies	0.9
Multi-Utilities	0.6
Money Market Fund	0.5
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (3.7%)
Lockheed Martin Corp.	12,630	$958,617
Northrop Grumman Corp.	30,350	1,752,712
Raytheon Co.	28,750	1,270,463
		3,981,792
BEVERAGES (1.5%)
Coca-Cola Co.	23,540	1,608,253
CHEMICALS (1.7%)
Sensient Technologies Corp.	50,680	1,873,133
COMMERCIAL BANKS (9.0%)
Banco de Chile, Sponsored ADR	38,308	3,106,396
Bank of Nova Scotia	54,730	2,879,345
Cullen/Frost Bankers, Inc.	22,560	1,106,343
First Financial Bankshares, Inc.	31,075	986,942
Tompkins Financial Corp.	40,040	1,578,777
		9,657,803
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Landauer, Inc.	18,950	971,188
COMPUTERS & PERIPHERALS (2.7%)
International Business Machines Corp.	15,545	2,870,073
DISTRIBUTORS (3.0%)
Genuine Parts Co.	55,820	3,205,743
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	49,840	1,460,811
CenturyLink, Inc.	26,370	929,806
		2,390,617
ELECTRIC UTILITIES (3.3%)
Companhia Energetica de Minas Gerais, Sponsored ADR	91,760	1,563,590
Progress Energy, Inc.	38,600	2,011,060
		3,574,650
ELECTRICAL EQUIPMENT (2.2%)
Hubbell, Inc., Class B	39,150	2,340,778
FOOD & STAPLES RETAILING (2.9%)
Delhaize Group, Sponsored ADR	19,080	1,246,496
SYSCO Corp.	66,180	1,834,510
		3,081,006
FOOD PRODUCTS (6.5%)
Campbell Soup Co.	43,490	1,446,042
ConAgra Foods, Inc.	49,420	1,251,809
H.J. Heinz Co.	34,370	1,836,733
Unilever PLC, Sponsored ADR	72,810	2,450,056
		6,984,640
GAS UTILITIES (1.7%)
AGL Resources, Inc.	42,760	1,793,354

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Baxter International, Inc.	21,860	$1,201,863
HOTELS, RESTAURANTS & LEISURE (3.0%)
McDonald’s Corp.	35,360	3,283,176
HOUSEHOLD DURABLES (1.3%)
Leggett & Platt, Inc.	64,330	1,408,827
HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	17,140	1,194,829
INDUSTRIAL CONGLOMERATES (1.2%)
Siemens AG, Sponsored ADR	12,500	1,312,125
INSURANCE (1.4%)
Prudential PLC, ADR	72,150	1,491,340
IT SERVICES (2.0%)
Automatic Data Processing, Inc.	42,020	2,198,907
LEISURE EQUIPMENT & PRODUCTS (2.7%)
Mattel, Inc.	104,280	2,944,867
LIFE SCIENCES TOOLS AND SERVICES (1.2%)
Pharmaceutical Product Development, Inc.	37,850	1,248,671
MEDIA (3.2%)
Shaw Communications, Inc., Class B	97,740	1,981,190
WPP PLC, Sponsored ADR	27,350	1,417,550
		3,398,740
METALS & MINING (3.8%)
BHP Billiton Ltd., Sponsored ADR	14,610	1,140,749
Companhia Siderurgica Nacional SA, Sponsored ADR	311,530	2,915,921
		4,056,670
MULTI-UTILITIES (0.6%)
SCANA Corp.	15,950	674,366
OFFICE ELECTRONICS (2.2%)
CANON, Inc., Sponsored ADR	52,860	2,407,773
OIL, GAS & CONSUMABLE FUELS (12.4%)
Chevron Corp.	20,720	2,176,636
China Petroleum & Chemical Corp., ADR	29,220	2,758,368
CNOOC Ltd., Sponsored ADR	14,540	2,742,389
ConocoPhillips	18,700	1,302,455
Enbridge, Inc.	60,650	2,105,162
TransCanada Corp.	54,220	2,333,629
		13,418,639
PHARMACEUTICALS (3.8%)
Abbott Laboratories	44,600	2,402,602
Eli Lilly & Co.	46,740	1,736,858
		4,139,460
REAL ESTATE INVESTMENT TRUST (5.5%)
Getty Realty Corp.	73,290	1,168,243
LTC Properties, Inc.	48,740	1,382,266
Public Storage, Inc.	16,400	2,116,420

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2011 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Senior Housing Properties Trust	54,840	$1,230,610
		5,897,539
ROAD & RAIL (1.8%)
Canadian National Railway Co.	25,190	1,975,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Intel Corp.	104,900	2,574,246
Linear Technology Corp.	33,590	1,085,293
United Microelectronics Corp., Sponsored ADR	1,143,370	2,549,715
		6,209,254
SOFTWARE (3.0%)
Blackbaud, Inc.	37,850	1,060,935
Microsoft Corp.	82,620	2,200,171
		3,261,106
THRIFTS & MORTGAGE FINANCE (1.0%)
First Niagara Financial Group, Inc.	118,710	1,090,945
TOTAL COMMON STOCKS		107,147,527

	Shares	Value
MONEY MARKET FUND (0.5%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	577,314	$577,314
TOTAL MONEY MARKET FUND		577,314
TOTAL INVESTMENTS (COST $99,892,675) 99.9%		107,724,841
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		80,814
NET ASSETS 100.0%		$107,805,655
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2011.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2011 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small Mid-Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $147,732,840, $85,878,560, $96,972,467, $128,946,796 and $99,892,675, respectively)	$160,154,601	$96,533,008	$90,770,115	$132,890,002	$107,724,841
Cash	—	—	1,519	—	—
Receivable for capital shares issued	4,068	8,560	3,011	16,033	8,336
Receivable for investments sold	—	—	24,127	74,701	—
Interest and dividend receivable	150,165	38,148	149,367	1,032,183	160,050
Reclaims receivable	—	—	3,565	—	—
Prepaid expenses and other assets	19,778	13,881	7,668	19,833	12,599
Total assets	160,328,612	96,593,597	90,959,372	134,032,752	107,905,826
Liabilities:
Payable to custodian	—	—	—	—	19,086
Payable for capital shares redeemed	20,566	416,634	713,953	5,543	13,448
Investment advisory fees	19,477	11,564	21,876	28,541	26,447
Consulting fees	10,306	6,119	5,798	9,086	7,005
Compliance service fees	3,246	1,927	1,823	2,854	2,204
CCO fees	1,647	978	925	1,448	1,118
Administration fees	9,068	5,377	5,090	7,979	6,149
Distribution fees – Individual Class	3,287	8,235	1,884	2,675	1,900
Administrative services fee – Individual Class	3,193	13,521	2,078	1,772	2,220
Fund accounting fees	2,087	1,259	1,195	1,701	1,402
Transfer agent fees	4,682	7,859	4,640	7,289	1,783
Custodian fees	2,086	1,476	2,002	3,044	1,142
Other accrued liabilities	28,102	18,297	20,294	31,263	16,267
Total liabilities	107,747	493,246	781,558	103,195	100,171
Net Assets	$160,220,865	$96,100,351	$90,177,814	$133,929,557	$107,805,655
Composition of Net Assets:
Capital (par value and paid-in surplus)	$153,730,652	$82,781,638	$109,383,713	$131,460,517	$112,047,140
Accumulated undistributed net investment income/(loss)	128,569	(12,206)	57,006	264,051	137,994
Accumulated net realized gain/(loss) on investment transactions	(6,060,117)	2,676,471	(13,060,553)	(1,738,217)	(12,211,645)
Unrealized appreciation/(depreciation) on investments	12,421,761	10,654,448	(6,202,352)	3,943,206	7,832,166
Net Assets	$160,220,865	$96,100,351	$90,177,814	$133,929,557	$107,805,655
Individual Class
Net Assets	$15,832,002	$40,723,506	$9,238,836	$12,437,624	$9,389,076
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	609,683	3,333,533	445,154	490,447	406,223
Net asset value, offering and redemption price per share	$25.97	$12.22	$20.75	$25.36	$23.11
Institutional Class
Net Assets	$144,388,863	$55,376,845	$80,938,978	$121,491,933	$98,416,579
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,585,060	4,500,261	3,892,502	4,813,604	4,254,533
Net asset value, offering and redemption price per share	$25.85	$12.31	$20.79	$25.24	$23.13

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Period Ended October 31, 2011 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small Mid-Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,460,637	$—
Dividend (net of foreign withholding tax of $0, $0, $105,063, $0 and $70,495)	1,407,226	520,281	1,667,174	274	1,991,518
Total investment income	1,407,226	520,281	1,667,174	2,460,911	1,991,518
Expenses:
Investment advisory fees	121,491	73,324	135,463	181,688	161,534
Consulting fees	63,346	38,217	35,313	56,885	42,122
Compliance service fees	20,248	12,220	11,288	18,168	13,460
CCO fees	4,237	2,350	2,359	3,961	2,850
Administration fees	54,805	33,054	30,549	49,246	36,451
Distribution fees – Individual Class	22,639	53,681	12,388	17,815	12,106
Administrative services fees – Individual Class	9,056	1,941	4,955	7,126	4,843
Fund accounting fees	63,153	47,447	35,689	60,040	39,715
Transfer agent fees	27,894	40,239	17,372	26,635	12,529
Custodian fees	11,165	7,234	6,765	9,993	6,916
Directors’ fees	15,360	9,773	9,232	13,310	9,427
Miscellaneous fees	68,664	50,621	43,225	56,838	47,677
Total expenses	482,058	370,101	344,598	501,705	389,630
Net investment income	925,168	150,180	1,322,576	1,959,206	1,601,888
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	2,009,666	2,469,733	(286,990)	826,779	3,600,078
Net change in unrealized appreciation/ depreciation on investments	(17,030,634)	(14,617,703)	(16,109,159)	187,567	(10,634,191)
Net realized and unrealized gain/(loss) on investments	(15,020,968)	(12,147,970)	(16,396,149)	1,014,346	(7,034,113)
Change in net assets resulting from operations	$(14,095,800)	$(11,997,790)	$(15,073,573)	$2,973,552	$(5,432,225)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2011	For the Year Ended April 30, 2011
	(Unaudited)
Change in net assets from operations:
Net investment income	$925,168	$1,623,013
Net realized gain on investment transactions	2,009,666	7,774,965
Net change in unrealized appreciation/depreciation on investment	(17,030,634)	20,441,478
Change in net assets resulting from operations	(14,095,800)	29,839,456
Distributions to shareholders from:
Net investment income:
Individual Class	(72,688)	(137,738)
Institutional Class	(832,222)	(1,559,229)
Change in net assets from shareholder distributions	(904,910)	(1,696,967)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,087,509	2,980,284
Dividends reinvested	72,646	137,681
Cost of shares redeemed	(3,859,575)	(4,547,074)
Change in Individual Class from capital transactions	(2,699,420)	(1,429,109)
Institutional Class
Proceeds from shares issued	7,787,102	12,550,097
Dividends reinvested	825,145	1,547,017
Cost of shares redeemed	(7,163,788)	(23,099,295)
Change in Institutional Class from capital transactions	1,448,459	(9,002,181)
Change in net assets from capital transactions	(1,250,961)	(10,431,290)
Change in net assets	(16,251,671)	17,711,199
Net Assets:
Beginning of period	$176,472,536	$158,761,337
End of period	$160,220,865	$176,472,536
Accumulated undistributed net investment income	$128,569	$108,311
Share Transactions:
Individual Class
Issued	42,009	119,927
Reinvested	2,944	5,703
Redeemed	(152,454)	(187,632)
Change in Individual Class	(107,501)	(62,002)
Institutional Class
Issued	316,174	521,920
Reinvested	33,533	63,998
Redeemed	(276,676)	(913,582)
Change in Institutional Class	73,031	(327,664)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2011	For the Year Ended April 30, 2011
	(Unaudited)
Change in net assets from operations:
Net investment income	$150,180	$312,392
Net realized gain on investment transactions	2,469,733	9,215,265
Net change in unrealized appreciation/depreciation on investment	(14,617,703)	12,074,029
Change in net assets resulting from operations	(11,997,790)	21,601,686
Distributions to shareholders from:
Net investment income:
Individual Class	(38,775)	(122,291)
Institutional Class	(123,611)	(293,117)
Change in net assets from shareholder distributions	(162,386)	(415,408)
Capital Transactions:
Individual Class
Proceeds from shares issued	824,110	2,677,338
Dividends reinvested	35,819	112,826
Cost of shares redeemed	(2,925,910)	(5,546,044)
Change in Individual Class from capital transactions	(2,065,981)	(2,755,880)
Institutional Class
Proceeds from shares issued	4,879,867	5,592,012
Dividends reinvested	123,083	293,117
Cost of shares redeemed	(3,395,107)	(19,684,785)
Change in Institutional Class from capital transactions	1,607,843	(13,799,656)
Change in net assets from capital transactions	(458,138)	(16,555,536)
Change in net assets	(12,618,314)	4,630,742
Net Assets:
Beginning of period	$108,718,665	$104,087,923
End of period	$96,100,351	$108,718,665
Accumulated undistributed net investment income (loss)	$(12,206)	$—
Share Transactions:
Individual Class
Issued	67,645	221,244
Reinvested	3,326	9,445
Redeemed	(237,846)	(476,640)
Change in Individual Class	(166,875)	(245,951)
Institutional Class
Issued	423,159	480,797
Reinvested	10,792	25,454
Redeemed	(274,627)	(1,592,740)
Change in Institutional Class	159,324	(1,086,489)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Period Ended October 31, 2011	For the Year Ended April 30, 2011
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,322,576	$2,130,199
Net realized loss on investment transactions	(286,990)	(8,025,837)
Net change in unrealized appreciation/depreciation on investment	(16,109,159)	21,802,841
Change in net assets resulting from operations	(15,073,573)	15,907,203
Distributions to shareholders from:
Net investment income:
Individual Class	(148,341)	(168,929)
Institutional Class	(1,327,808)	(1,992,615)
Change in net assets from shareholder distributions	(1,476,149)	(2,161,544)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,171,317	1,878,621
Dividends reinvested	147,823	168,813
Cost of shares redeemed	(1,204,592)	(2,346,504)
Change in Individual Class from capital transactions	114,548	(299,070)
Institutional Class
Proceeds from shares issued	11,310,549	16,298,173
Dividends reinvested	1,239,604	1,620,124
Cost of shares redeemed	(4,492,186)	(44,123,523)
Change in Institutional Class from capital transactions	8,057,967	(26,205,226)
Change in net assets from capital transactions	8,172,515	(26,504,296)
Change in net assets	(8,377,207)	(12,758,637)
Net Assets:
Beginning of period	$98,555,021	$111,313,658
End of period	$90,177,814	$98,555,021
Accumulated undistributed net investment income	$57,006	$210,579
Share Transactions:
Individual Class
Issued	54,418	84,819
Reinvested	7,084	7,902
Redeemed	(57,892)	(106,623)
Change in Individual Class	3,610	(13,902)
Institutional Class
Issued	543,406	778,191
Reinvested	59,587	75,356
Redeemed	(210,087)	(1,995,866)
Change in Institutional Class	392,906	(1,142,319)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Period Ended October 31, 2011	For the Year Ended April 30, 2011
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,959,206	$3,895,576
Net realized gain/(loss) on investment transactions	826,779	(409,292)
Net change in unrealized appreciation on investment	187,567	1,582,541
Change in net assets resulting from operations	2,973,552	5,068,825
Distributions to shareholders from:
Net investment income:
Individual Class	(186,011)	(423,088)
Institutional Class	(1,940,929)	(3,994,850)
Change in net assets from shareholder distributions	(2,126,940)	(4,417,938)
Capital Transactions:
Individual Class
Proceeds from shares issued	469,499	3,083,270
Dividends reinvested	185,650	422,253
Cost of shares redeemed	(3,061,459)	(3,267,734)
Change in Individual Class from capital transactions	(2,406,310)	237,789
Institutional Class
Proceeds from shares issued	4,629,005	14,809,147
Dividends reinvested	1,904,116	3,929,398
Cost of shares redeemed	(15,644,609)	(9,291,500)
Change in Institutional Class from capital transactions	(9,111,488)	9,447,045
Change in net assets from capital transactions	(11,517,798)	9,684,834
Change in net assets	(10,671,186)	10,335,721
Net Assets:
Beginning of period	$144,600,743	$134,265,022
End of period	$133,929,557	$144,600,743
Accumulated undistributed net investment income	$264,051	$431,785
Share Transactions:
Individual Class
Issued	18,478	122,337
Reinvested	7,308	16,781
Redeemed	(120,751)	(129,194)
Change in Individual Class	(94,965)	9,924
Institutional Class
Issued	182,895	591,069
Reinvested	75,332	156,953
Redeemed	(620,995)	(369,952)
Change in Institutional Class	(362,768)	378,070

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Period Ended October 31, 2011	For the Year Ended April 30, 2011
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,601,888	$2,342,265
Net realized gain on investment transactions	3,600,078	1,593,612
Net change in unrealized appreciation/depreciation on investment	(10,634,191)	11,650,461
Change in net assets resulting from operations	(5,432,225)	15,586,338
Distributions to shareholders from:
Net investment income:
Individual Class	(138,027)	(223,985)
Institutional Class	(1,572,438)	(2,154,370)
Change in net assets from shareholder distributions	(1,710,465)	(2,378,355)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,039,785	849,185
Dividends reinvested	137,982	223,972
Cost of shares redeemed	(1,446,046)	(1,968,907)
Change in Individual Class from capital transactions	(268,279)	(895,750)
Institutional Class
Proceeds from shares issued	5,094,763	22,516,520
Dividends reinvested	1,572,437	2,154,370
Cost of shares redeemed	(5,599,753)	(8,068,349)
Change in Institutional Class from capital transactions	1,067,447	16,602,541
Change in net assets from capital transactions	799,168	15,706,791
Change in net assets	(6,343,521)	28,914,774
Net Assets:
Beginning of period	$114,149,177	$85,234,403
End of period	$107,805,655	$114,149,177
Accumulated undistributed net investment income	$137,994	$246,571
Share Transactions:
Individual Class
Issued	45,023	37,762
Reinvested	6,224	10,248
Redeemed	(64,048)	(89,576)
Change in Individual Class	(12,801)	(41,566)
Institutional Class
Issued	232,321	980,515
Reinvested	71,003	98,074
Redeemed	(245,020)	(366,918)
Change in Institutional Class	58,304	711,671

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/ (Losses) on Investments	Total from Investment Operations
Individual Class
Steward Large Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$28.44	0.11	(2.48)	(2.37)
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Year ended April 30, 2007	30.33	0.22	3.20	3.42
Steward Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$13.81	0.01	(1.59)	(1.58)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Year ended April 30, 2007	13.26	(0.08)	1.00	0.92
Steward International Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$24.96	0.29	(4.17)	(3.88)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Year ended April 30, 2007	26.39	0.38	3.59	3.97
Steward Select Bond Fund
Period ended October 31, 2011 (Unaudited)	$25.20	0.31	0.18	0.49
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Year ended April 30, 2007	23.89	1.01	0.38	1.39
Steward Global Equity Income Fund
Period ended October 31, 2011 (Unaudited)	$24.71	0.31	(1.58)	(1.27)
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(c)	25.00	0.03	0.08	0.11
Institutional Class
Steward Large Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$28.32	0.15	(2.47)	(2.32)
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Year ended April 30, 2007	30.33	0.27	3.23	3.50
Steward Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$13.91	0.03	(1.60)	(1.57)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Year ended April 30, 2007	13.21	(0.01)	1.01	1.00
Steward International Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	$25.01	0.33	(4.18)	(3.85)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Year ended April 30, 2007	26.43	0.45	3.59	4.04
Steward Select Bond Fund
Period ended October 31, 2011 (Unaudited)	$25.08	0.35	0.18	0.53
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Year ended April 30, 2007	23.90	1.04	0.40	1.44
Steward Global Equity Income Fund
Period ended October 31, 2011 (Unaudited)	$24.74	0.36	(1.59)	(1.23)
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(c)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Individual Class
Steward Large Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.10)	—	(0.10)	$25.97	(8.30)%	$15,832	0.90%	0.84%	3%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Year ended April 30, 2007	(0.09)	(1.47)	(1.56)	32.19	11.65%	2,164	0.93%	0.64%	14%
Steward Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.01)	—	(0.01)	$12.22	(11.42)%	$40,724	0.90%	0.16%	8%
Year ended April 30, 2011	(0.03)	—	(0.03)	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	(0.03)	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.60	7.16%	44,367	1.50%	(0.58)%	20%
Steward International Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.33)	—	(0.33)	$20.75	(15.55)%	$9,239	1.07%	2.65%	5%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Year ended April 30, 2007	(0.42)	(0.07)	(0.49)	29.87	15.43%	86	1.28%	1.55%	6%
Steward Select Bond Fund
Period ended October 31, 2011 (Unaudited)	(0.33)	—	(0.33)	$25.36	1.94%	$12,438	1.00%	2.37%	16%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Year ended April 30, 2007	(0.93)	—	(0.93)	24.35	5.99%	2,009	0.97%	4.05%	32%
Steward Global Equity Income Fund
Period ended October 31, 2011 (Unaudited)	(0.33)	—	(0.33)	$23.11	(5.06)%	$9,389	1.04%	2.67%	28%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)		(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(c)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Steward Large Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.15)	—	(0.15)	$25.85	(8.16)%	$144,389	0.56%	1.18%	3%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Year ended April 30, 2007	(0.26)	(1.47)	(1.73)	32.10	11.95%	88,362	0.68%	0.88%	14%
Steward Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.03)	—	(0.03)	$12.31	(11.28)%	$55,377	0.64%	0.42%	8%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.63	7.79%	323	1.28%	(0.45)%	20%
Steward International Enhanced Index Fund
Period ended October 31, 2011 (Unaudited)	(0.37)	—	(0.37)	$20.79	(15.40)%	$80,939	0.73%	2.96%	5%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Year ended April 30, 2007	(0.48)	(0.07)	(0.55)	29.92	15.67%	31,093	1.03%	1.82%	6%
Steward Select Bond Fund
Period ended October 31, 2011 (Unaudited)	(0.37)	—	(0.37)	$25.24	2.13%	$121,492	0.66%	2.73%	16%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Year ended April 30, 2007	(1.04)	—	(1.04)	24.30	6.16%	102,796	0.69%	4.32%	32%
Steward Global Equity Income Fund
Period ended October 31, 2011 (Unaudited)	(0.38)	—	(0.38)	$23.13	(4.91)%	$98,417	0.69%	3.01%	28%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(c)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2011 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2011, stocks with market capitalizations between $0.9 billion and $379.7 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2011, stocks with market capitalizations between $56.7 million and $10.0 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various validation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management (“CAMCO” or the “Advisor”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church bonds.

When a church bond becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price of the underlying property
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property (7.00% – 8.00%)
—	risk adjusted discount rate (4.95% – 6.50%)
—	estimated time to sell in years (1 – 3 years)
—	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2011:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$159,396,024	$—	$—	$159,396,024
Money Market Fund	758,577	—	—	758,577
Total	160,154,601	—	—	160,154,601
Steward Small Mid-Cap Enhanced Index Fund
Security Type
Common Stocks*	96,413,243	—	—	96,413,243
Rights*	—	419	—	419
Money Market Funds	119,346	—	—	119,346
Total	96,532,589	419	—	96,533,008
Steward International Enhanced Index Fund
Security Type
Common Stocks*	90,093,060	—	—	90,093,060
Money Market Fund	677,055	—	—	677,055
Total	90,770,115	—	—	90,770,115
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	52,872,648	1,284,703	54,157,351
U.S. Government Agencies	—	17,545,999	—	17,545,999
U.S. Government Agency Mortgage-Backed Obligations	—	43,902,268	—	43,902,268
U.S. Treasury Obligations	13,302,397	—	—	13,302,397
Money Market Fund	3,981,987	—	—	3,981,987
Total	17,284,384	114,320,915	1,284,703	132,890,002
Steward Global Equity Income Fund
Security Type
Common Stocks*	107,147,527	—	—	107,147,527
Money Market Fund	577,314	—	—	577,314
Total	107,724,841	—	—	107,724,841
*	Please refer to the Schedule of Portfolio Investments to view common stock, rights and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2011	$1,996,400
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(628,697)
Realized Gain / (Loss)	—
Net Purchase / (Sales) / (Maturities)	(83,000)
Transfers In / (Out) of Level 3	—
Balance as of October 31, 2011	$1,284,703

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of October 31, 2011 from those used on April 30, 2011.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such dividend income maybe different for federal income tax purposes) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ASU 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and the International Financial Reporting Standards”). ASU 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and International Financial Reporting Standards. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Steward Large Cap Enhanced Index Fund and the Steward Small-Mid cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Steward Global Equity Income Fund and the Steward International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Steward Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Prior to August 17, 2011 CAMCO, pursuant to the terms of an administration agreement, supervised the Funds’ daily business affairs, coordinated the activities of persons providing services to the Funds, and furnished office space and equipment to the Funds. As compensation for its services, CAMCO received a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

On August 17, 2011 each Fund’s Board of Directors approved a new administration agreement with CFS Consulting Services, LLC (“CCS”). CCS, an affiliate of CAMCO, is a wholly-owned subsidiary of CFS. The new administration agreement provides for services and fees that are substantially the same as the old agreement. For all the Funds other than Steward Small-Mid Cap Enhanced Index Fund, the new administration contracts were effective on August 17, 2011.

The new administration agreement for Steward for Steward Small-Mid Cap Enhanced Index Fund will be effective upon approval by the fund’s shareholders at a shareholder meeting currently scheduled to be held on March 12, 2012.

CCS also serves as a consultant to the Funds. CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Prior to August 17, 2011 pursuant to a Compliance Services Agreement with the Funds, CAMCO, provided certain compliance services for the Funds and the Board. For these services, the Funds paid CAMCO a monthly fee at the annual rate of 0.025% of average daily net amounts.

On August 17, 2011 the Funds’ Board of Directors approved a new compliance services agreement with CCS. The new compliance services agreement provides for certain compliance services for the Funds and the Board, including the service of the Chief Compliance Officer (“CCO”) for the Funds. The Funds will pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended October 31, 2011, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2011 were as follows:

	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$5,649,505	$7,122,702
Steward Small-Mid Cap Enhanced Index Fund	8,202,919	8,087,581
Steward International Enhanced Index Fund	12,938,085	4,286,642
Steward Select Bond Fund	21,849,949	33,651,026
Steward Global Equity Income Fund	30,193,929	29,895,995

Purchases and sales of U.S. government securities for the period ended October 31, 2011, were as follows:

	Purchases	Sales
Steward Select Bond Fund	$11,339,159	$27,259,783

Note 7 — Federal Income Tax Information:

As of October 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	149,521,377	25,692,963	(15,059,739)	10,633,224
Steward Small Mid-Cap Enhanced Index Fund	86,668,198	19,855,151	(9,990,341)	9,864,810
Steward International Enhanced Index Fund	98,964,823	4,617,247	(12,811,955)	(8,194,708)
Steward Select Bond Fund	129,056,591	5,827,595	(1,994,184)	3,833,411
Steward Global Equity Income Fund	100,072,042	11,703,578	(4,050,779)	7,652,799

As of April 30, 2011, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires
Steward Large Cap Enhanced Index Fund	$6,290,534	2018
Steward International Enhanced Index Fund	141,270	2017
	2,760,068	2018
	7,312,628	2019
Steward Select Bond Fund	143,208	2014
	388,125	2015
	804,734	2016
	468,259	2018
	760,671	2019
Steward Global Equity Income Fund	288,759	2017
	15,213,057	2018
	182,997	2019

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2012:

Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	719,247
Steward Select Bond Fund	—
Steward Global Equity Income Fund.	—

Note 8 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2011, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	81%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	50%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	43%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	57%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	40%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	93%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	93%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	82%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	57%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	40%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	93%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	57%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	43%

Note 10 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2011 and has concluded no such events require adjustment or disclosure as of October 31, 2011.

At a meeting held on November 18, 2011 the shareholders of Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund and Steward Select Bond Fund each approved the continuation of the investment advisory contract with CAMCO and the election of directors, including an additional independent director.

The shareholder meeting for Steward International Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund was adjourned to March 12, 2012. At the adjourned meeting, shareholders of each of the funds will be asked to approve the continuation of that Fund’s investment advisory contract and the election of directors, including an additional independent director. As discussed in Note 4, shareholders of Steward Small-Mid Cap Enhanced Index Fund will also be asked to approve an administration agreement with CCS.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) be calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on the Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSES EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expense Paid During Period* 5/1/11 – 10/31/11	Expense Ratio During Period 5/1/11 – 10/31/11
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$917.00	$4.34	0.90%
Institutional Class	1,000.00	918.40	2.70	0.56%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	885.80	4.28	0.90%
Institutional Class	1,000.00	887.20	3.04	0.64%
Steward International Enhanced Index Fund
Individual Class	1,000.00	844.50	4.97	1.07%
Institutional Class	1,000.00	846.00	3.40	0.73%
Steward Select Bond Fund
Individual Class	1,000.00	1,019.40	5.09	1.00%
Institutional Class	1,000.00	1,021.30	3.36	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	949.40	5.11	1.04%
Institutional Class	1,000.00	950.90	3.39	0.69%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expense Paid During Period* 5/1/11 – 10/31/11	Expense Ratio During Period 5/1/11 – 10/31/11
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class	1,000.00	1,022.38	2.85	0.56%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.67	4.58	0.90%
Institutional Class	1,000.00	1,021.98	3.26	0.64%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.81	5.45	1.07%
Institutional Class	1,000.00	1,021.53	3.72	0.73%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.16	5.09	1.00%
Institutional Class	1,000.00	1,021.88	3.36	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.96	5.30	1.04%
Institutional Class	1,000.00	1,021.73	3.52	0.69%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Distributed by: Capstone Asset Planning Company 3700 West Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.
        Not Applicable

Item 3. Audit Committee Financial Expert.
         Not Applicable
.
Item 4. Principal Accountant Fees and Services.
        Not Applicable
.
Item 5. Audit Committee of Listed Registrants.
       Not Applicable

Item 6. Investments.

(a) Not Applicable
(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
    Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
   Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
   Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.
   Not Applicable

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto

(a)(3) Not Applicable
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Steward Funds, Inc.

By (Signature and Title)          /s/  Edward L. Jaroski
Edward L. Jaroski, President

Date           December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/  Edward L. Jaroski
Edward L. Jaroski, President

Date           December 28, 2011

By (Signature and Title)         /s/ Carla Homer
Carla Homer, Treasurer

Date           December 28, 2011